As filed with the Securities and Exchange Commission on March 31, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03802

NEUBERGER BERMAN INCOME FUNDS
(Exact Name of the Registrant as Specified in Charter)
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Robert Conti
Chief Executive Officer and President
Neuberger Berman Income Funds
605 Third Avenue, 2nd Floor
New York, New York 10158-0180

Arthur Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and addresses of agents for service)

Date of fiscal year end: October 31, 2010

Date of reporting period: January 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.
JANUARY 31, 2010

Schedule of Investments Neuberger Berman Core Bond Fund
(UNAUDITED)

PRINCIPAL AMOUNT	VALUE †
($000's omitted)	($000's omitted)

U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (16.1%)
350	U.S. Treasury Bonds, 8.13%, due 8/15/19	478	ØØ
580	U.S. Treasury Bonds, 6.88%, due 8/15/25	755
560	U.S. Treasury Bonds, 5.50%, due 8/15/28	641
211	U.S. Treasury Inflation Index Notes, 3.00%, due 7/15/12	228	ØØ
13,285	U.S. Treasury Inflation Index Notes, 2.38%, due 1/15/17	14,548	ØØ
2,200	U.S. Treasury Notes, 2.38%, due 10/31/14	2,213	ØØ
2,215	U.S. Treasury Notes, 3.63%, due 8/15/19	2,221	ØØ
	Total U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (Cost $20,392)	21,084

Mortgage-Backed Securities (40.0%)
Adjustable Rate Mortgages (4.9%)
176	ACE Securities Corp., Ser. 2006-FM1, Class A2B, 0.32%, due 2/25/10	68	µØØ
257	Banc of America Funding Corp., Ser. 2005-F, Class 4A1, 5.29%, due 2/1/10	186	µØØ
34	Banc of America Funding Corp., Ser. 2006-G, Class 2A2, 0.31%, due 2/22/10	33	µØØ
88	Banc of America Funding Corp., Ser. 2006-G, Class 2A1, 0.45%, due 2/22/10	57	µØØ
134	Bear Stearns ALT-A Trust, Ser. 2006-4, Class 32A1, 6.34%, due 2/1/10	70	µØØ
330	Carrington Mortgage Loan Trust, Ser. 2006-NC3, Class A3, 0.38%, due 2/25/10	156	µØØ
220	Carrington Mortgage Loan Trust, Ser. 2006-NC4, Class M2, 0.55%, due 2/25/10	17	µØØ
28	Chase Funding Mortgage Loan Asset-Backed Certificates, Ser. 2004-1, Class 2A2, 0.69%, due 2/25/10	24	µØØ
110	Citigroup Mortgage Loan Trust, Inc., Ser. 2006-WFH1, Class M2, 0.60%, due 2/25/10	26	µØØ
485	Commercial Mortgage Loan Trust, Ser. 2008-LS1, Class A4B, 6.02%, due 2/1/10	442	µØØ
165	Countrywide Alternative Loan Trust, Ser. 2006-0C9, Class A2B, 0.47%, due 2/25/10	3	µØØ
188	Countrywide Asset-Backed Certificates, Ser. 2007-BC2, Class 2A1, 0.32%, due 2/25/10	176	µØØ
86	Countrywide Asset-Backed Certificates, Ser. 2006-BC1, Class 1A, 0.43%, due 2/25/10	67	µØØ
164	Countrywide Asset-Backed Certificates, Ser. 2005-IM2, Class A3, 0.50%, due 2/25/10	126	µØØ
356	Countrywide Home Loans Mortgage Pass-Through Trust, Ser. 2007-HYB2, Class 2A1, 5.27%, due 2/1/10	201	µØØ
149	Credit Suisse Mortgage Capital Certificates, Ser. 2007-TF2A, Class A1, 0.41%, due 2/16/10	123	ñµØØ
189	Credit-Based Asset Servicing and Securitization, Ser. 2006-CB6, Class A22, 0.32%, due 2/25/10	185	µØØ
671	Credit-Based Asset Servicing and Securitization, Ser. 2006-CB3, Class AV3, 0.40%, due 2/25/10	517	µØØ
53	Credit-Based Asset Servicing and Securitization, Ser. 2005-CB5, Class AV2, 0.49%, due 2/25/10	49	µØØ
47	Equifirst Mortgage Loan Trust, Ser. 2003-2, Class 3A3, 0.98%, due 2/16/10	40	µØØ
30	Fannie Mae Grantor Trust, Ser. 2002-T5, Class A1, 0.47%, due 2/25/10	28	µØØ
109	Fannie Mae Whole Loan, Ser. 2003-W5, Class A, 0.45%, due 2/25/10	95	µØØ
349	First Horizon Mortgage Pass-Through Trust, Ser. 2005-AR5, Class 2A1, 5.45%, due 2/1/10	309	µØØ
267	GSR Mortgage Loan Trust, Ser. 2005-AR3, Class 6A1, 4.93%, due 2/1/10	219	µØØ
439	GSR Mortgage Loan Trust, Ser. 2007-AR1, Class 2A1, 5.93%, due 2/1/10	322	µØØ

See Notes to Schedule of Investments

JANUARY 31, 2010

Schedule of Investments Neuberger Berman Core Bond Fund cont'd
(UNAUDITED)

PRINCIPAL AMOUNT	VALUE †
($000's omitted)	($000's omitted)

89	Household Home Equity Loan Trust, Ser. 2006-1, Class A1, 0.39%, due 2/22/10	78	µØØ
107	Household Home Equity Loan Trust, Ser. 2006-2, Class A2, 0.41%, due 2/22/10	95	µØØ
254	HSI Asset Loan Obligation, Ser. 2007-AR1, Class 2A1, 6.00%, due 2/1/10	167	µØØ
183	HSI Asset Securitization Corp. Trust, Ser. 2006-WMC1, Class A2, 0.33%, due 2/25/10	64	µØØ
225	Impac Secured Assets Corp., Ser. 2006-3, Class A4, 0.32%, due 2/25/10	60	µØØ
478	IndyMac INDX Mortgage Loan Trust, Ser. 2006-AR11, Class 2A1, 5.46%, due 2/1/10	252	µØØ
54	IndyMac INDX Mortgage Loan Trust, Ser. 2006-AR7, Class 3A1, 5.63%, due 2/1/10	28	µØØ
116	IndyMac Loan Trust, Ser. 2005-L2, Class A1, 0.45%, due 2/25/10	52	µØØ
5	JP Morgan Alternative Loan Trust, Ser. 2006-A3, Class 1A2, 0.30%, due 2/25/10	4	µØØ
16	JP Morgan Alternative Loan Trust, Ser. 2006-A2, Class 1A2, 0.31%, due 2/25/10	16	µØØ
25	JP Morgan Alternative Loan Trust, Ser. 2006-S4, Class A1B, 0.31%, due 2/25/10	25	µØØ
195	JP Morgan Mortgage Acquisition Corp., Ser. 2006-CW2, Class AV3, 0.33%, due 2/25/10	192	µØØ
665	JP Morgan Mortgage Trust, Ser. 2005-A3, Class 7CA1, 4.82%, due 2/1/10	557	µØØ
642	Knollwood CDO Ltd., Ser. 2006-2A, Class A2J, 0.67%, due 4/13/10	0	ñµØØ
121	Merrill Lynch First Franklin Mortgage Loan, Ser. 2007-2, Class A2A, 0.34%, due 2/25/10	120	µØØ
42	Morgan Stanley Capital I, Ser. 2004-WMC3, Class B3, 4.28%, due 2/25/10	2	µØØ
72	MSCC Heloc Trust, Ser. 2003-2, Class A, 0.49%, due 2/25/10	50	µØØ
220	Nomura Asset Acceptance Corp., Ser. 2007-2, Class A1A, 0.35%, due 2/25/10	114	µØØ
193	Opteum Mortgage Acceptance Corp., Ser. 2005-3, Class A1B, 0.49%, due 2/25/10	153	µØØ
487	Option One Mortgage Loan Trust, Ser. 2006-2, Class 2A2, 0.33%, due 2/25/10	359	µØØ
38	Popular ABS Mortgage Pass-Through Trust, Ser. 2006-E, Class A1, 0.32%, due 2/25/10	36	µØØ
276	Residential Accredit Loans, Inc., Ser. 2005-QA10, Class A31, 5.58%, due 2/1/10	174	µØØ
362	Residential Accredit Loans, Inc., Ser. 2006-QA1, Class A21, 5.91%, due 2/1/10	191	µØØ
150	Residential Accredit Loans, Inc., Ser. 2006-QO7, Class 3A2, 0.44%, due 2/25/10	53	µØØ
15	Residential Asset Mortgage Products, Inc., Ser. 2003-RS2, Class AII, 0.91%, due 2/25/10	10	µØØ
38	Residential Asset Mortgage Products, Inc., Ser. 2003-RS3, Class AII, 0.95%, due 2/25/10	22	µØØ
9	Saxon Asset Securities Trust, Ser. 2004-1, Class A, 0.77%, due 2/25/10	6	µØØ
4	Specialty Underwriting & Residential Finance, Ser. 2003-BC1, Class A, 0.91%, due 2/25/10	3	µØØ
50	Wachovia Asset Securitization, Inc., Ser. 2003-HE3, Class A, 0.48%, due 2/25/10	34	µØØ
		6,456
Fannie Mae (31.0%)
284	Pass-Through Certificates, 6.00%, due 11/1/15 & 2/1/38	305	ØØ
1,169	Pass-Through Certificates, 5.00%, due 3/1/21 – 8/1/38	1,225	ØØ
98	Pass-Through Certificates, 8.50%, due 4/1/34	113	ØØ
9,219	Pass-Through Certificates, 5.50%, due 11/1/35 – 1/1/39	9,780	ØØ
8,000	Pass-Through Certificates, 6.00%, TBA, 30 Year Maturity	8,556	Ø

See Notes to Schedule of Investments

JANUARY 31, 2010

Schedule of Investments Neuberger Berman Core Bond Fund cont'd
(UNAUDITED)

PRINCIPAL AMOUNT	VALUE †
($000's omitted)	($000's omitted)

19,420	Pass-Through Certificates, 5.50%, TBA, 30 Year Maturity	20,570	Ø
		40,549
Freddie Mac (4.1%)
709	Pass-Through Certificates, 5.00%, due 5/1/23 – 1/1/39	739	ØØ
84	Pass-Through Certificates, 6.50%, due 11/1/25	91	ØØ
778	Pass-Through Certificates, 5.78%, due 7/1/36	817	ØØ
499	Pass-Through Certificates, 5.33%, due 2/1/37	525	ØØ
562	Pass-Through Certificates, 5.54%, due 2/1/37	594	ØØ
1,241	Pass-Through Certificates, 5.26%, due 4/1/37	1,306	ØØ
1,219	Pass-Through Certificates, 5.50%, due 10/1/38 & 11/1/38	1,295	ØØ
		5,367
	Total Mortgage-Backed Securities (Cost $55,208)	52,372

Corporate Debt Securities (28.0%)
Bank (7.2%)
690	Bank of America Corp., Senior Unsecured Medium-Term Notes, Ser. L, 7.38%, due 5/15/14	782	ØØ
1,115	Bank of America Corp., Unsecured Notes, 6.50%, due 8/1/16	1,207	ØØ
595	Bank of America Corp., Senior Unsecured Medium-Term Notes, Ser. L, 5.65%, due 5/1/18	601	ØØ
435	Barclays Bank PLC, Senior Unsecured Notes, 5.00%, due 9/22/16	447	ØØ
665	Credit Suisse, Subordinated Notes, 5.40%, due 1/14/20	664	ØØ
685	Goldman Sachs Group, Inc., Senior Medium-Term Notes, 3.63%, due 8/1/12	708	ØØ
325	Goldman Sachs Group, Inc., Medium-Term Notes, 6.00%, due 5/1/14	356	ØØ
580	Goldman Sachs Group, Inc., Subordinated Notes, 6.75%, due 10/1/37	574	ØØ
615	JP Morgan Chase & Co., Senior Unsecured Notes, 3.70%, due 1/20/15	621	ØØ
315	JP Morgan Chase Capital XV, Guaranteed Notes, 5.88%, due 3/15/35	283	ØØ
615	Merrill Lynch & Co., Senior Unsecured Medium-Term Notes, Ser. C, 5.45%, due 2/5/13	654	ØØ
1,575	Morgan Stanley, Senior Unsecured Medium-Term Notes, Ser. F, 5.63%, due 9/23/19	1,590	ØØ
415	Royal Bank of Scotland PLC, Guaranteed Medium-Term Notes, 4.88%, due 8/25/14	426	ñØØ
465	Wachovia Corp., Senior Unsecured Medium-Term Notes, Ser. G, 5.50%, due 5/1/13	504	ØØ
	9,417
Finance (5.5%)
200	American Express Co., Senior Unsecured Notes, 8.13%, due 5/20/19	242	ØØ
560	American Express Credit Corp., Senior Unsecured Medium-Term Notes, Ser. C, 5.88%, due 5/2/13	607	ØØ
320	American Express Credit Corp., Senior Unsecured Medium-Term Notes, Ser. D, 5.13%, due 8/25/14	341	ØØ
520	Citigroup, Inc., Senior Unsecured Notes, 6.13%, due 11/21/17	526	ÈØØ
1,015	Citigroup, Inc., Unsecured Notes, 8.50%, due 5/22/19	1,183	ØØ
680	Citigroup, Inc., Senior Unsecured Notes, 8.13%, due 7/15/39	771	ØØ
830	General Electric Capital Corp., Senior Unsecured Notes, 5.90%, due 5/13/14	905	ØØ
730	General Electric Capital Corp., Senior Unsecured Medium-Term Notes, Ser. A, 6.88%, due 1/10/39	759	ØØ
450	Hartford Financial Services Group, Inc., Senior Unsecured Notes, 5.38%, due 3/15/17	451	ØØ
455	Macquarie Group Ltd., Senior Unsecured Notes, 6.00%, due 1/14/20	450	ñØØ
545	Prudential Financial, Inc., Senior Unsecured Medium-Term Notes, Ser. D, 3.88%, due 1/14/15	549	ØØ
330	WEA Finance LLC, Guaranteed Notes, 7.50%, due 6/2/14	377	ñØØ
		7,161

See Notes to Schedule of Investments

JANUARY 31, 2010

Schedule of Investments Neuberger Berman Core Bond Fund cont'd
(UNAUDITED)

PRINCIPAL AMOUNT	VALUE †
($000's omitted)	($000's omitted)

Industrial (12.9%)

295	Altria Group, Inc., Guaranteed Notes, 9.70%, due 11/10/18	369	ØØ
185	Altria Group, Inc., Guaranteed Notes, 9.95%, due 11/10/38	245	ØØ
645	Anadarko Petroleum Corp., Senior Unsecured Notes, 5.95%, due 9/15/16	698	ØØ
335	Analog Devices, Inc., Senior Unsecured Notes, 5.00%, due 7/1/14	356	ØØ
1,125	Anheuser-Busch InBev Worldwide, Inc., Guaranteed Notes, 7.75%, due 1/15/19	1,334	ñØØ
745	ArcelorMittal, Senior Unsecured Notes, 9.85%, due 6/1/19	946	ØØ
530	Continental Airlines, Inc., Pass-Through Certificates, Ser. A, 7.25%, due 11/10/19	541	ØØ
225	Continental Airlines, Inc., Pass-Through Certificates, Ser. 2007-1, Class A, 5.98%, due 4/19/22	218	ØØ
430	CVS Pass-Through Trust, Pass-Through Certificates, 7.51%, due 1/10/32	463	ñØØ
425	Delta Air Lines, Inc., Pass-Through Certificates, Ser. A, 7.75%, due 12/17/19	447	ØØ
680	DirecTV Holdings LLC, Guaranteed Notes, 4.75%, due 10/1/14	709	ñØØ
330	Enterprise Products Operating LLC, Guaranteed Notes, 6.13%, due 10/15/39	326	ØØ
700	ERAC USA Finance Co., Guaranteed Notes, 7.00%, due 10/15/37	736	ñØØ
90	Express Scripts, Inc., Guaranteed Notes, 5.25%, due 6/15/12	97	ØØ
315	Ingersoll-Rand Global Holding Co. Ltd., Guaranteed Notes, 6.00%, due 8/15/13	348	ØØ
325	Kinder Morgan Energy Partners L.P., Senior Unsecured Notes, 6.50%, due 9/1/39	339	ØØ
440	Kraft Foods, Inc., Senior Unsecured Notes, 6.13%, due 2/1/18	471	ØØ
795	Lorillard Tobacco Co., Senior Unsecured Notes, 8.13%, due 6/23/19	872	ØØ
400	Midcontinent Express Pipeline LLC, Senior Unsecured Notes, 6.70%, due 9/15/19	421	ñØØ
1,005	Motiva Enterprises LLC, Notes, 5.75%, due 1/15/20	1,056	ñØØ
285	News America, Inc., Guaranteed Notes, 6.90%, due 8/15/39	315	ñØØ
160	NGPL Pipeco LLC, Senior Unsecured Notes, 6.51%, due 12/15/12	177	ñØØ
425	Plains All American Pipeline L.P., Guaranteed Notes, 4.25%, due 9/1/12	445	ØØ
450	The Dow Chemical Co., Senior Unsecured Notes, 5.90%, due 2/15/15	488	ØØ
845	The Dow Chemical Co., Senior Unsecured Notes, 8.55%, due 5/15/19	1,011	ØØ
580	Time Warner Cable, Inc., Guaranteed Notes, 8.75%, due 2/14/19	717	ØØ
480	Time Warner, Inc., Guaranteed Unsecured Notes, 6.88%, due 5/1/12	531	ØØ
275	Vale Overseas Ltd., Guaranteed Notes, 6.88%, due 11/10/39	281	ØØ

See Notes to Schedule of Investments

Schedule of Investments Neuberger Berman Core Bond Fund cont'd
(UNAUDITED)

380	Valero Energy Corp., Guaranteed Notes, 6.63%, due 6/15/37	358	ØØ
485	Volvo Treasury AB, Notes, 5.95%, due 4/1/15	514	ñØØ
415	Watson Pharmaceuticals, Inc., Senior Unsecured Notes, 5.00%, due 8/15/14	434	ØØ
245	Xerox Corp., Senior Unsecured Notes, 5.50%, due 5/15/12	261	ØØ
290	Xerox Corp., Senior Notes, 5.63%, due 12/15/19	300	ØØ
		16,824
REITs (0.8%)
485	Simon Property Group LP, Senior Unsecured Notes, 5.88%, due 3/1/17	509	ØØ
420	Simon Property Group LP, Senior Unsecured Notes, 10.35%, due 4/1/19	547	ØØ
		1,056
Telecommunications (1.2%)
465	AT&T, Inc., Senior Unsecured Notes, 4.85%, due 2/15/14	503	ØØ
360	Qwest Corp., Senior Unsecured Notes, 8.88%, due 3/15/12	386	ØØ
430	Telecom Italia Capital SA, Guaranteed Unsecured Notes, 4.95%, due 9/30/14	452	ØØ
230	Vodafone Group PLC, Senior Unsecured Notes, 4.15%, due 6/10/14	241	ØØ
		1,582
Utility - Electric (0.4%)
265	Exelon Generation Co. LLC, Senior Unsecured Notes, 6.25%, due 10/1/39	274	ØØ
235	FirstEnergy Solutions Corp., Guaranteed Notes, 4.80%, due 2/15/15	244	ØØ
		518
	Total Corporate Debt Securities (Cost $34,697)	36,558

See Notes to Schedule of Investments

JANUARY 31, 2010

Schedule of Investments Neuberger Berman Core Bond Fund cont'd
(UNAUDITED)

PRINCIPAL AMOUNT	VALUE †
($000's omitted)	($000's omitted)

Asset-Backed Securities (9.6%)
105	ARCap REIT, Inc., Ser. 2004-1A, Class D, 5.64%, due 4/21/39	17	ñ^^ØØ
185	Banc of America Commercial Mortgage, Inc., Ser. 2007-3, Class A4, 5.66%, due 2/1/10	163	µØØ
500	Banc of America Commercial Mortgage, Inc., Ser. 2007-4, Class ASB, 5.71%, due 2/10/51	496	ØØ
400	Bear Stearns Commercial Mortgage Securities, Ser. 2007-PW17, Class A4, 5.69%, due 6/11/50	375	ØØ
550	Bear Stearns Commercial Mortgage Securities, Ser. 2007-PW15, Class A4, 5.33%, due 2/11/44	491	ØØ
12	Carmax Auto Owner Trust, Ser. 2008-1, Class A2, 0.93%, due 2/16/10	12	µØØ
500	Commercial Mortgage Pass-Through Certificates, Ser. 2006-C8, Class A4, 5.31%, due 12/10/46	451	ØØ
159	Credit Suisse First Boston Mortgage Securities Corp., Ser. 2001-CK6, Class A3, 6.39%, due 8/15/36	168	ØØ
225	Credit Suisse First Boston Mortgage Securities Corp., Ser. 2005-C4, Class A3, 5.12%, due 8/15/38	229	ØØ
80	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C3, Class A4, 5.72%, due 2/1/10	66	µØØ
45	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C4, Class A4, 5.81%, due 2/1/10	37	µØØ
250	Credit Suisse Mortgage Capital Certificates, Ser. 2008-C1, Class A3, 6.22%, due 2/1/10	215	µØØ
700	Credit Suisse Mortgage Capital Certificates, Ser. 2006-C4, Class A3, 5.47%, due 9/15/39	624	ØØ
100	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C1, Class A3, 5.38%, due 2/15/40	82	ØØ
130	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C5, Class A4, 5.70%, due 9/15/40	108	ØØ
175	Greenwich Capital Commercial Funding Corp., Ser. 2007-GG11, Class A4, 5.74%, due 12/10/49	163	ØØ
500	GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A4, 5.81%, due 2/1/10	435	µØØ
600	GS Mortgage Securities Corp. II, Ser. 2006-GG6, Class A4, 5.55%, due 4/10/38	577	ØØ
400	GS Mortgage Securities Corp. II, Ser. 2006-GG8, Class A4, 5.56%, due 11/10/39	370	ØØ
2,380	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-CB19, Class A4, 5.75%, due 2/1/10	2,234	µØØ
1,270	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A4, 5.82%, due 2/1/10	1,160	µØØ
480	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP7, Class A4, 5.87%, due 2/1/10	482	µØØ
335	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB14, Class ASB, 5.51%, due 12/12/44	347	ØØ
325	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP9, Class A3, 5.34%, due 5/15/47	294	ØØ
200	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LDPX, Class A3, 5.42%, due 1/15/49	178	ØØ
555	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-CB20, Class ASB, 5.69%, due 2/12/51	553	ØØ
500	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD12, Class A4, 5.88%, due 2/15/51	470	ØØ
700	Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-7, Class A4, 5.75%, due 2/1/10	604	µØØ
700	Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-5, Class A4, 5.38%, due 8/12/48	568	ØØ
300	Morgan Stanley Capital I, Ser. 2007-IQ16, Class A4, 5.81%, due 12/12/49	277	ØØ
263	Newcastle CDO Ltd., Ser. 2004-4A, Class 3FX, 5.11%, due 3/24/39	3	ñØØ
265	SLM Student Loan Trust, Ser. 2008-6, Class A1, 0.65%, due 4/26/10	265	µØØ
10	Wachovia Bank Commercial Mortgage Trust, Ser. 2007-C32, Class A3, 5.74%, due 2/1/10	9	µØØ

	Total Asset-Backed Securities (Cost $12,893)	12,523

NUMBER OF SHARES
Short-Term Investments (22.3%)
532,653	Neuberger Berman Securities Lending Quality Fund, LLC	543	‡
28,571,943	State Street Institutional Liquid Reserves Fund Institutional Class	28,572

	Total Short-Term Investments (Cost $29,110)	29,115

	Total Investments (116.0%) (Cost $152,300)	151,652	##

	Liabilities, less cash, receivables and other assets [(16.0%)]	(20,932)	¢¢

	Total Net Assets (100.0%)	$130,720

See Notes to Schedule of Investments

JANUARY 31, 2010

Schedule of Investments Floating Rate Income Fund
(UNAUDITED)

PRINCIPAL AMOUNT	VALUE †
($000's omitted)	($000's omitted)

Bank Loan Obligations µ (82.7%)

Aerospace & Defense (3.3%)
500	Booz Allen & Hamilton, Inc., Term Loan C, 6.00%, due 7/31/15	502
500	TASC, Inc., Term Loan B, 5.75%, due 12/18/14	503	¢
		1,005
AirTransport (1.5%)
500	Delta Air Lines, Inc., Term Loan A, 2.25%, due 4/30/12	461
All Telecom (1.5%)
500	Level 3 Financing, Inc., Term Loan B, 2.50%, due 3/13/14	454
Automotive (6.8%)
499	Allison Transmission, Inc., Term Loan B, 2.99%, due 8/7/14	458
500	Chrysler Financial Services LLC, Term Loan B, 6.75%, due 2/13/14	481
165	Federal Mogul Corp., Term Loan B, 2.17%, due 12/27/14	139
84	Federal Mogul Corp., Term Loan C, 2.17%, due 12/27/15	71
500	Ford Motor Co., Term Loan B1, 5.24%, due 12/16/13	468
434	Oshkosh Truck Corp., Term Loan B, 6.26%, due 12/6/13	435	ØØ
		2,052
Building & Development (1.5%)
106	Realogy Corp., Term Loan B, 3.25%, due 10/10/13	94	¢
394	Realogy Corp., Term Loan B, 4.22%, due 10/10/13	350	¢
		444
Business Equipment & Services (5.4%)
500	Affinion Group, Inc., Term Loan B, 2.73%, due 10/7/12	483
250	Brand Energy & Infrastructure Services, Inc., Term Loan C, 3.56%, due 2/7/14	236
495	Sabre, Inc., Term Loan B, 2.49%, due 9/30/14	443
500	U.S. Investigations Services, Inc., Term Loan B, 3.25%, due 2/21/15	450
		1,612
Cable & Satellite Television (3.2%)
500	Charter Communications Operating LLC, Term Loan B1, 2.24%, due 3/6/14	465
500	MCC Georgia LLC, Term Loan C2, 6.50%, due 1/3/16	505
		970
Chemicals & Plastics (7.2%)
329	Hexion Specialty Chemicals, Inc., Term Loan C2, 2.56%, due 5/5/13	311	¢
71	Hexion Specialty Chemicals, Inc., Term Loan C1, 2.56%, due 5/5/13	68	¢
41	Lyondell Chemical Co., Term Loan, 3.50%, due 12/20/14	29	¢
77	Lyondell Chemical Co., Term Loan A, 3.50%, due 12/20/14	56	¢
11	Lyondell Chemical Co., Term Loan, 3.50%, due 12/20/14	8	¢
24	Lyondell Chemical Co., Term Loan A, 3.50%, due 12/20/14	18	¢
31	Lyondell Chemical Co., Term Loan B2, 3.75%, due 12/20/14	23	¢
31	Lyondell Chemical Co., Term Loan B3, 3.75%, due 12/20/14	22	¢
31	Lyondell Chemical Co., Term Loan B1, 3.75%, due 12/20/14	22	¢
135	Lyondell Chemical Co., Term Loan B3, 3.75%, due 12/20/14	97	¢
135	Lyondell Chemical Co., Term Loan B, 3.75%, due 12/20/14	97	¢
135	Lyondell Chemical Co., Term Loan B2, 3.75%, due 12/20/14	97	¢
400	Momentive Performance, Inc., Term Loan B1, 2.50%, due 12/4/13	369
499	PQ Corp., Term Loan B, 3.54%, due 7/30/14	462
480	Rockwood Specialties Group, Inc., Term Loan F, 6.00%, due 7/30/14	484
		2,163
Conglomerates (1.7%)
500	JohnsonDiversey, Inc., Term Loan B, 6.00%, due 11/23/15	504	¢

JANUARY 31, 2010

Schedule of Investments Floating Rate Income Fund cont’d
(UNAUDITED)

PRINCIPAL AMOUNT	VALUE †
($000's omitted)	($000's omitted)

Containers & Glass Products (1.7%)
499	Graham Packaging Co. L.P., Term Loan C2, 6.75%, due 4/30/14	502
Drugs (1.7%)
192	Warner Chilcott Co. LLC, Term Loan A, 5.50%, due 10/31/14	193
212	Warner Chilcott Co. LLC, Term Loan B2, 5.75%, due 4/30/15	212
96	Warner Chilcott Corp., Term Loan B1, 5.75%, due 4/30/15	96
		501
Electronics/Electrical (1.5%)
500	Freescale Semiconductor, Inc., Term Loan B, 5.01%, due 12/15/13	449
Financial Intermediaries (6.8%)
500	American General Finance Corp., Term Loan B, 0.85%, due 7/14/10	467	¢
500	CB Richard Ellis Services, Term Loan B, 6.50%, due 12/20/13	487
749	First Data Corp., Term Loan B1, 2.98%, due 9/24/14	647	¢
500	Nuveen Investments, Inc., Term Loan B, 3.28%, due 11/13/14	439
		2,040
Food Products (1.7%)
500	Pinnacle Foods Finance LLC, Term Loan C, 7.50%, due 4/2/14	503
Food Service (2.4%)
500	Arby's Restaurant Group, Inc., Term Loan B, 7.25%, due 7/15/12	503	ØØ
20	OSI Restaurant Partners, Inc., Term Loan B, 2.50%, due 6/14/13	17	¢
230	OSI Restaurant Partners, Inc., Term Loan B, 2.50%, due 6/14/14	208	¢
		728
Food/Drug Retailers (1.6%)
497	Rite Aid Corp., Term Loan B3, 6.00%, due 6/4/14	472
Health Care (8.1%)
500	Alliance Healthcare Services, Inc., Term Loan B, 5.50%, due 5/31/16	497
500	HCA, Inc., Term Loan A1, 2.50%, due 11/18/12	475
500	RehabCare Group, Inc., Term Loan B, 6.00%, due 11/24/15	500
500	Rural/Metro Operating Co. LLC, Term Loan B, 7.00%, due 12/9/14	501
500	Team Health, Inc., Term Loan B, 2.23%, due 11/23/12	478
		2,451
Industrial Equipment (1.6%)
500	Manitowoc Co., Inc., Term Loan A, 7.50%, due 9/30/14	497
Lodging & Casinos (4.1%)
850	Harrah's Operating Co., Inc., Term Loan B2, 3.28%, due 1/28/15	701	¢
207	Las Vegas Sands LLC, Term Loan B, 2.01%, due 5/23/14	181
42	Las Vegas Sands LLC, Term Loan DD, 2.01%, due 5/23/14	37
124	VML US Finance LLC, Term Loan DD, 4.76%, due 5/25/12	118
215	VML US Finance LLC, Term Loan B, 4.76%, due 5/25/13	205
		1,242
Oil & Gas (4.9%)
491	Atlas Pipeline Partners L.P., Term Loan B, 6.75%, due 7/19/14	488
499	MEG Energy Corp., Term Loan D, 6.00%, due 4/3/16	488
500	Targa Resources, Inc., Term Loan B, 6.00%, due 6/4/17	501	¢
		1,477
Publishing (4.3%)
250	Harland Clarke Holdings Corp., Term Loan B, 2.75%, due 6/30/14	218
650	R.H. Donnelley Corp., Term Loan D, 9.25%, due 6/30/11	640	¢
499	TL Acquisitions, Inc., Term Loan B, 2.73%, due 7/5/14	442
		1,300
Radio & Television (5.8%)
500	Clear Channel Communications, Inc., Term Loan B, 3.88%, due 1/29/16	390	¢
500	Fox Acquisition Sub LLC, Term Loan B, 7.50%, due 7/14/15	475
500	Local TV on Satellite LLC, Term Loan B, 2.26%, due 5/7/13	435

JANUARY 31, 2010

Schedule of Investments Floating Rate Income Fund cont’d
(UNAUDITED)

PRINCIPAL AMOUNT	VALUE †
($000's omitted)	($000's omitted)

500	Univision Communications, Inc., Term Loan B, 2.50%, due 9/29/14	432
		1,732
Retailers (except food & drug) (1.7%)
500	Pilot Travel Centers LLC, Term Loan B, 5.25%, due 12/15/15	504	¢
Utilities (2.7%)
998	Texas Competitive Electric Holdings Co. LLC, Term Loan DD, 3.50%, due 10/10/14	816

	Total Bank Loan Obligations (Cost $24,979)	24,879

Corporate Debt Securities (15.2%)
Banking (1.1%)
400	CIT Group, Inc., Senior Secured Notes, 7.00%, due 5/1/16	344	ØØ
Energy (1.5%)
500	Sabine Pass LNG L.P., Senior Secured Notes, 7.50%, due 11/30/16	442	ØØ
Healthcare (0.9%)
250	HCA, Inc., Senior Secured Notes, 8.50%, due 4/15/19	264	ñ
Media (1.2%)
365	Virgin Media Secured Finance PLC, Senior Secured Notes, 6.50%, due 1/15/18	359	ñØØ
Services (1.9%)
150	American Airlines, Inc., Senior Secured Notes, 10.50%, due 10/15/12	156	ñØØ
150	Delta Air Lines, Inc., Pass-Through Certificates, Ser. 2001-1, Class B, 7.71%, due 9/18/11	149	ØØ
45	United Airlines, Inc., Senior Secured Notes, 9.88%, due 8/1/13	46	ñ
267	United Airlines, Inc., Pass-Through Certificates, Ser. 2007-1, Class A, 6.64%, due 7/2/22	230	ØØ
		581
Telecommunications (4.6%)
400	Clearwire Communications LLC, Senior Secured Notes, 12.00%, due 12/1/15	402	ñØØ
450	Cricket Communications, Inc., Senior Secured Notes, 7.75%, due 5/15/16	453	ØØ
300	Intelsat Subsidiary Holding Co. Ltd., Guaranteed Notes, Ser. B, 8.88%, due 1/15/15	306	ñØØ
100	PAETEC Holding Corp., Guaranteed Notes, 8.88%, due 6/30/17	101
115	PAETEC Holding Corp., Senior Secured Notes, 8.88%, due 6/30/17	116	ñØØ
		1,378
Utility (4.0%)
300	Calpine Corp., Senior Secured Notes, Ser. AI, 7.25%, due 10/15/17	289	ØØ
300	Dynegy-Roseton/ Danskammer, Pass-Through Certificates, Ser. B, 7.67%, due 11/8/16	297	ØØ
230	Energy Future Holdings Corp., Senior Secured Notes, 10.00%, due 1/15/20	237	ñØØ
365	Homer City Funding LLC, Senior Secured Notes, 8.14%, due 10/1/19	367	ØØ
		1,190
	Total Corporate Debt Securities (Cost $4,570)	4,558

NUMBER OF SHARES
Short-Term Investments (20.3%)
6,107,468	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $6,107)	6,107	ØØ

	Total Investments (118.2%) (Cost $35,656)	35,544	##
	Liabilities, less cash, receivables and other assets [(18.2%)]	(5,467)

	Total Net Assets (100.0%)	$30,077

See Notes to Schedule of Investments

JANUARY 31, 2010

Schedule of Investments Neuberger Berman High Income Bond Fund
(UNAUDITED)

PRINCIPAL AMOUNT	VALUE †
($000's omitted)	($000's omitted)

Bank Loan Obligations µ (3.0%)
Airlines (1.1%)
8,125	United Airlines, Inc., Term Loan B, 2.28%, due 2/1/14	6,570
Electric - Generation (1.4%)
11,025	Texas Competitive Electric Holdings Co. LLC, Term Loan DD, 3.50%, due 10/10/14	9,023
Media - Cable (0.1%)
740	Cequel Communications LLC, Term Loan B, 6.28%, due 5/5/14	743
Software/Services (0.4%)
682	First Data Corp., Term Loan B1, 2.98%, due 9/24/14	589
2,278	First Data Corp., Term Loan B2, 3.00%, due 9/24/14	1,969
		2,558
	Total Bank Loan Obligations (Cost $14,787)	18,894

Corporate Debt Securities (91.9%)
Airlines (2.9%)
7,145	American Airlines, Inc., Senior Secured Notes, 10.50%, due 10/15/12	7,449	ñ
1,117	American Airlines, Inc., Pass-Through Certificates, Ser. 2009-1A, 10.38%, due 7/2/19	1,268
2,460	Delta Air Lines, Inc., Senior Secured Notes, 9.50%, due 9/15/14	2,564	ñ
980	United Airlines, Inc., Senior Secured Notes, 9.88%, due 8/1/13	990	ñ
4,200	United Airlines, Inc., Pass-Through Certificates, 9.75%, due 1/15/17	4,410
1,797	United Airlines, Inc., Pass-Through Certificates, Ser. 2007-1, Class A, 6.64%, due 7/2/22	1,550
		18,231
Auto Loans (2.8%)
3,800	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 7.00%, due 10/1/13	3,803
4,110	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 8.70%, due 10/1/14	4,252
2,260	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 8.00%, due 12/15/16	2,273
6,760	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 8.13%, due 1/15/20	6,805
		17,133
Automakers (2.2%)
3,193	Ford Holdings, Inc., Guaranteed Notes, 9.38%, due 3/1/20	3,209
3,550	Ford Holdings, Inc., Guaranteed Notes, 9.30%, due 3/1/30	3,514
3,098	Ford Motor Co., Senior Unsecured Notes, 9.98%, due 2/15/47	3,098
3,670	Navistar Int'l Corp., Guaranteed Notes, 8.25%, due 11/1/21	3,707
		13,528
Banking (8.9%)
2,069	CIT Group, Inc., Senior Secured Notes, 7.00%, due 5/1/14	1,852
2,069	CIT Group, Inc., Senior Secured Notes, 7.00%, due 5/1/15	1,800
10,413	CIT Group, Inc., Senior Secured Notes, 7.00%, due 5/1/16	8,955
13,283	CIT Group, Inc., Senior Secured Notes, 7.00%, due 5/1/17	11,323
1,390	GMAC LLC, Senior Unsecured Notes, 0.00%, due 12/1/12	1,098
5,690	GMAC LLC, Guaranteed Notes, 6.75%, due 12/1/14	5,534
1,770	GMAC LLC, Senior Unsecured Notes, 0.00%, due 6/15/15	1,035
11,295	GMAC LLC, Subordinated Notes, 8.00%, due 12/31/18	10,674
10,030	GMAC LLC, Guaranteed Notes, 8.00%, due 11/1/31	9,604
3,235	Lloyds Banking Group PLC, Junior Subordinated Notes, 6.27%, due 11/14/16	1,941	ñµ
1,360	Lloyds Banking Group PLC, Junior Subordinated Notes, Ser. A, 6.41%, due 10/1/35	789	ñµ
970	Lloyds Banking Group PLC, Junior Subordinated Notes, 6.66%, due 5/21/37	582	ñµ
		55,187

See Notes to Schedule of Investments

JANUARY 31, 2010

Schedule of Investments Neuberger Berman High Income Bond Fund cont’d
(UNAUDITED)

PRINCIPAL AMOUNT	VALUE†
($000's omitted)	($000's omitted)

Building & Construction (0.7%)
4,225	Standard Pacific Corp., Guaranteed Notes, 10.75%, due 9/15/16	4,447
Building Materials (2.8%)
10,265	Goodman Global Group, Inc., Senior Discount Notes, 0.00%, due 12/15/14	5,954	ñ
340	Masco Corp., Senior Unsecured Notes, 6.13%, due 10/3/16	327
5,705	Ply Gem Industries, Inc., Senior Secured Notes, 11.75%, due 6/15/13	5,805
2,560	Ply Gem Industries, Inc., Senior Subordinated Notes, 13.13%, due 7/15/14	2,560	ñ
2,605	USG Corp., Guaranteed Notes, 9.75%, due 8/1/14	2,761	ñ
		17,407
Chemicals (2.0%)
1,500	Huntsman Int'l LLC, Guaranteed Notes, 7.88%, due 11/15/14	1,447
5,400	MacDermid, Inc., Senior Subordinated Notes, 9.50%, due 4/15/17	5,454	ñ
4,821	Momentive Performance Materials, Inc., Guaranteed Notes, 12.50%, due 6/15/14	5,400	ñÈ
		12,301
Consumer/Commercial/Lease Financing (3.4%)
4,935	American General Finance Corp., Senior Unsecured Medium-Term Notes, Ser. H, 5.38%, due 10/1/12	4,084
9,930	American General Finance Corp., Senior Unsecured Medium-Term Notes, Ser. I, 5.85%, due 6/1/13	8,106
3,920	American General Finance Corp., Senior Unsecured Medium-Term Notes, Ser. I, 5.40%, due 12/1/15	2,791
8,790	American General Finance Corp., Senior Unsecured Medium-Term Notes, Ser. J, 6.90%, due 12/15/17	6,412
		21,393
Department Stores (0.9%)
815	Macy's Retail Holdings, Inc., Guaranteed Notes, 6.38%, due 3/15/37	717
3,880	Macy's Retail Holdings, Inc., Guaranteed Senior Notes, 6.90%, due 4/1/29	3,550
1,230	Macy's Retail Holdings, Inc., Guaranteed Unsecured Notes, 7.00%, due 2/15/28	1,126
		5,393
Diversified Capital Goods (0.2%)
1,510	Mueller Water Products, Inc., Guaranteed Notes, 7.38%, due 6/1/17	1,359
Electric - Generation (6.7%)
8,050	Dynegy-Roseton/ Danskammer, Pass-Through Certificates, Ser. B, 7.67%, due 11/8/16	7,970
2,450	Edison Mission Energy, Senior Unsecured Notes, 7.00%, due 5/15/17	1,936
3,830	Edison Mission Energy, Senior Unsecured Notes, 7.20%, due 5/15/19	2,968
8,218	Edison Mission Energy, Senior Unsecured Notes, 7.63%, due 5/15/27	6,040
16,847	Energy Future Holdings Corp., Guaranteed Notes, 11.25%, due 11/1/17	12,382
1,035	Energy Future Holdings Corp., Senior Secured Notes, 10.00%, due 1/15/20	1,064	ñ
964	Homer City Funding LLC, Senior Secured Notes, 8.14%, due 10/1/19	970
3,125	NRG Energy, Inc., Guaranteed Notes, 7.38%, due 2/1/16	3,109
5,215	NRG Energy, Inc., Guaranteed Notes, 7.38%, due 1/15/17	5,182
		41,621
Electric - Integrated (0.2%)
1,180	IPALCO Enterprises, Inc., Senior Secured Notes, 7.25%, due 4/1/16	1,198	ñ
Electronics (1.0%)
1,940	Advanced Micro Devices, Inc., Senior Unsecured Notes, 8.13%, due 12/15/17	1,950	ñ
4,590	NXP BV Funding LLC, Senior Secured Notes, 7.88%, due 10/15/14	4,085
		6,035
Energy - Exploration & Production (1.8%)
1,110	Atlas Energy Operating Co. LLC, Guaranteed Notes, 10.75%, due 2/1/18	1,218
5,820	Chesapeake Energy Corp., Guaranteed Notes, 6.88%, due 1/15/16	5,733
1,730	Chesapeake Energy Corp., Guaranteed Notes, 7.25%, due 12/15/18	1,721

See Notes to Schedule of Investments

January 31, 2010

Schedule of Investments Neuberger Berman High Income Bond Fund cont’d
(UNAUDITED)

PRINCIPAL AMOUNT	VALUE †
($000's omitted)	($000's omitted)

1,845	Cimarex Energy Co., Guaranteed Notes, 7.13%, due 5/1/17	1,838
675	SandRidge Energy, Inc., Guaranteed Notes, 8.00%, due 6/1/18	672	ñ
		11,182
Food & Drug Retailers (1.2%)
1,420	Ingles Markets, Inc., Senior Unsecured Notes, 8.88%, due 5/15/17	1,471
1,595	Rite Aid Corp., Senior Secured Notes, 9.75%, due 6/12/16	1,707
2,640	Rite Aid Corp., Senior Secured Notes, 10.38%, due 7/15/16	2,785
1,445	Rite Aid Corp., Senior Secured Notes, 10.25%, due 10/15/19	1,528	ñ
		7,491
Forestry/Paper (1.1%)
2,080	Georgia-Pacific LLC, Guaranteed Notes, 8.25%, due 5/1/16	2,226	ñ
3,975	PE Paper Escrow GmbH, Senior Secured Notes, 12.00%, due 8/1/14	4,392	ñ
		6,618
Gaming (5.6%)
4,435	FireKeepers Development Authority, Senior Secured Notes, 13.88%, due 5/1/15	5,078	ñ
2,950	Harrah's Operating Co., Inc., Guaranteed Notes, 5.63%, due 6/1/15	1,807
9,495	Harrah's Operating Co., Inc., Guaranteed Notes, 10.75%, due 2/1/16	7,857
3,210	MGM Mirage, Inc., Guaranteed Notes, 6.75%, due 4/1/13	2,921
1,800	MGM Mirage, Inc., Senior Secured Notes, 10.38%, due 5/15/14	1,975	ñ
2,160	MGM Mirage, Inc., Guaranteed Notes, 7.50%, due 6/1/16	1,804	È
2,570	MGM Mirage, Inc., Senior Secured Notes, 11.13%, due 11/15/17	2,891	ñ
1,530	Peninsula Gaming LLC, Senior Secured Notes, 8.38%, due 8/15/15	1,553	ñ
1,780	Peninsula Gaming LLC, Senior Unsecured Notes, 10.75%, due 8/15/17	1,816	ñ
4,345	Pokagon Gaming Authority, Senior Notes, 10.38%, due 6/15/14	4,535	ñ
1,620	San Pasqual Casino Development Group, Inc., Notes, 8.00%, due 9/15/13	1,547	ñ
1,620	Shingle Springs Tribal Gaming Authority, Senior Notes, 9.38%, due 6/15/15	1,280	ñ
		35,064
Gas Distribution (6.7%)
1,440	AmeriGas Partners L.P., Senior Unsecured Notes, 7.13%, due 5/20/16	1,458
2,435	El Paso Corp., Senior Unsecured Medium-Term Notes, 8.25%, due 2/15/16	2,624
8,230	El Paso Energy Corp., Medium-Term Notes, 7.80%, due 8/1/31	8,181
2,835	Ferrellgas L.P., Senior Unsecured Notes, 6.75%, due 5/1/14	2,792
1,575	Ferrellgas Partners L.P., Senior Unsecured Notes, 8.75%, due 6/15/12	1,579
3,640	Ferrellgas Partners L.P., Senior Unsecured Notes, 6.75%, due 5/1/14	3,585
2,880	Ferrellgas Partners L.P., Senior Notes, 9.13%, due 10/1/17	3,060	ñ
1,905	MarkWest Energy Partners L.P., Guaranteed Notes, Ser. B, 6.88%, due 11/1/14	1,867
2,305	MarkWest Energy Partners L.P., Guaranteed Notes, Ser. B, 8.75%, due 4/15/18	2,397
16,105	Sabine Pass LNG L.P., Senior Secured Notes, 7.50%, due 11/30/16	14,233
		41,776
Health Facilities (2.9%)
1,370	Columbia/HCA, Senior Unsecured Notes, 7.05%, due 12/1/27	1,158
1,985	Columbia/HCA, Senior Unsecured Notes, 7.69%, due 6/15/25	1,826
935	Columbia Healthcare Corp., Senior Unsecured Notes, 7.50%, due 12/15/23	851
880	HCA, Inc., Senior Secured Notes, 8.50%, due 4/15/19	931	ñ
4,040	HCA, Inc., Secured Notes, 9.25%, due 11/15/16	4,262
3,230	HCA, Inc., Secured Notes, 9.13%, due 11/15/14	3,367
2,225	National MENTOR Holdings, Inc., Guaranteed Notes, 11.25%, due 7/1/14	2,225
4,774	NMH Holdings, Inc., Senior Unsecured Floating Rate Notes, 6.63%, due 3/15/10	3,604	ñµ
		18,224
Health Services (0.9%)
6,335	Service Corp. Int'l, Senior Unsecured Notes, 7.50%, due 4/1/27	5,860

See Notes to Schedule of Investments

January 31, 2010

Schedule of Investments Neuberger Berman High Income Bond Fund cont’d
(UNAUDITED)

PRINCIPAL AMOUNT	VALUE †
($000's omitted)	($000's omitted)

Hotels (0.4%)
2,365	Host Hotels & Resorts L.P., Guaranteed Notes, Ser. Q, 6.75%, due 6/1/16	2,312
Machinery (0.2%)
1,085	Terex Corp., Senior Subordinated Notes, 8.00%, due 11/15/17	1,036
Media - Broadcast (4.3%)
2,775	Allbritton Communications Co., Senior Subordinated Notes, 7.75%, due 12/15/12	2,754
1,800	Clear Channel Communications, Inc., Senior Unsecured Notes, 5.00%, due 3/15/12	1,480	È
1,900	Clear Channel Communications, Inc., Senior Unsecured Notes, 5.75%, due 1/15/13	1,425
1,985	Clear Channel Communications, Inc., Senior Unsecured Notes, 5.50%, due 9/15/14	1,191
3,180	Clear Channel Communications, Inc., Guaranteed Notes, 10.75%, due 8/1/16	2,385
3,345	LIN Television Corp., Guaranteed Notes, Ser. B, 6.50%, due 5/15/13	3,144
3,855	Sinclair Television Group, Inc., Senior Secured Notes, 9.25%, due 11/1/17	3,971	ñ
1,405	Sirius XM Radio, Inc., Senior Unsecured Notes, 9.63%, due 8/1/13	1,433	È
5,048	Umbrella Acquisition, Inc., Guaranteed Notes, 9.75%, due 3/15/15	4,443	ñ
2,005	Univision Communications, Inc., Senior Secured Notes, 12.00%, due 7/1/14	2,165	ñ
1,855	XM Satellite Radio, Inc., Senior Secured Notes, 11.25%, due 6/15/13	1,985	ñ
265	XM Satellite Radio, Inc., Guaranteed Notes, 13.00%, due 8/1/13	291	ñ
		26,667
Media - Cable (2.3%)
2,280	Cequel Communications Holdings I LLC, Senior Unsecured Notes, 8.63%, due 11/15/17	2,280	ñ
4,460	DISH DBS Corp., Guaranteed Notes, 7.88%, due 9/1/19	4,605
4,215	UPC Holding BV, Senior Unsecured Notes, 9.88%, due 4/15/18	4,457	ñ
1,375	Videotron Ltee, Guaranteed Senior Unsecured Notes, 6.88%, due 1/15/14	1,368
215	Videotron Ltee, Guaranteed Notes, 9.13%, due 4/15/18	232
485	Videotron Ltee, Guaranteed Notes, 9.13%, due 4/15/18	522	ñ
540	Virgin Media Finance PLC, Guaranteed Notes, 9.13%, due 8/15/16	562
		14,026
Media - Services (2.2%)
2,565	Nielsen Finance LLC, Guaranteed Notes, 11.50%, due 5/1/16	2,873
3,520	Nielsen Finance LLC, Guaranteed Notes, Step Up, 0.00%/12.50%, due 8/1/16	3,221	**
3,385	The Interpublic Group of Cos., Inc., Senior Unsecured Notes, 10.00%, due 7/15/17	3,740
1,800	WMG Acquisition Corp., Guaranteed Notes, 7.38%, due 4/15/14	1,746
1,940	WMG Acquisition Corp., Senior Secured Notes, 9.50%, due 6/15/16	2,081	ñ
		13,661
Metals/Mining Excluding Steel (1.1%)
2,385	Arch Coal, Inc., Guaranteed Notes, 8.75%, due 8/1/16	2,540	ñ
4,645	Arch Western Finance LLC, Guaranteed Notes, 6.75%, due 7/1/13	4,598
		7,138
Multi - Line Insurance (0.5%)
4,410	American Int'l Group, Inc., Junior Subordinated Debentures, 8.18%, due 5/15/38	2,966	µ
Packaging (0.3%)
1,300	Ball Corp., Guaranteed Notes, 7.13%, due 9/1/16	1,355
585	Ball Corp., Guaranteed Notes, 6.63%, due 3/15/18	590
		1,945
Printing & Publishing (1.5%)
2,985	Gannett Co., Inc., Guaranteed Notes, 8.75%, due 11/15/14	3,104	ñ
2,835	Gannett Co., Inc., Guaranteed Notes, 9.38%, due 11/15/17	2,977	ñ

See Notes to Schedule of Investments

JANUARY 31, 2010

Schedule of Investments Neuberger Berman High Income Bond Fund cont’d
(UNAUDITED)

PRINCIPAL AMOUNT	VALUE †
($000's omitted)	($000's omitted)

3,545	TL Acquisitions, Inc., Senior Notes, 10.50%, due 1/15/15	3,430	ñ
		9,511
Real Estate Dev. & Mgt. (1.1%)
7,695	Realogy Corp., Guaranteed Notes, 10.50%, due 4/15/14	6,541
REITs (0.9%)
3,910	Ventas Realty L.P., Guaranteed Notes, Ser. 1, 6.50%, due 6/1/16	3,793
1,320	Ventas Realty L.P., Guaranteed Notes, 6.50%, due 6/1/16	1,280
710	Ventas Realty L.P., Guaranteed Notes, 6.75%, due 4/1/17	696
		5,769
Restaurants (0.2%)
1,035	OSI Restaurant Partners, Inc., Guaranteed Notes, 10.00%, due 6/15/15	981	È
Software/Services (4.0%)
1,110	Ceridian Corp., Senior Unsecured Notes, 11.25%, due 11/15/15	1,082
4,530	Ceridian Corp., Guaranteed Notes, 12.25%, due 11/15/15	4,394
13,818	First Data Corp., Guaranteed Notes, 10.55%, due 9/24/15	11,745
2,070	SunGard Data Systems, Inc., Guaranteed Notes, 10.63%, due 5/15/15	2,251
5,435	SunGard Data Systems, Inc., Guaranteed Notes, 10.25%, due 8/15/15	5,639
		25,111
Specialty Retail (0.7%)
3,670	Toys "R" Us Property Co. I LLC, Guaranteed Notes, 10.75%, due 7/15/17	4,064	ñ
Steel Producers/Products (1.3%)
5,140	Tube City IMS Corp., Guaranteed Notes, 9.75%, due 2/1/15	5,089
3,600	United States Steel Corp., Senior Unsecured Notes, 6.65%, due 6/1/37	3,049
		8,138
Support - Services (3.3%)
1,750	Cardtronics, Inc., Guaranteed Notes, 9.25%, due 8/15/13	1,794
2,930	Cardtronics, Inc., Guaranteed Notes, Ser. B, 9.25%, due 8/15/13	3,003
1,655	Hertz Corp., Guaranteed Notes, 10.50%, due 1/1/16	1,734	È
1,365	Knowledge Learning Corp., Inc., Guaranteed Notes, 7.75%, due 2/1/15	1,310	ñ
5,035	RSC Equipment Rental, Inc., Senior Notes, 10.25%, due 11/15/19	5,224	ñÈ
4,211	United Rentals N.A., Inc., Guaranteed Notes, 7.75%, due 11/15/13	4,100	È
3,235	United Rentals N.A., Inc., Guaranteed Notes, 10.88%, due 6/15/16	3,530
		20,695
Telecom - Integrated/Services (7.3%)
8,370	Citizens Communications Corp., Senior Unsecured Notes, 9.00%, due 8/15/31	8,286
1,410	Dycom Investments, Inc., Guaranteed Notes, 8.13%, due 10/15/15	1,325
3,380	GCI, Inc., Senior Notes, 8.63%, due 11/15/19	3,498	ñ
2,295	Intelsat Bermuda Ltd., Guaranteed Notes, 11.50%, due 2/4/17	2,330
4,700	Intelsat Jackson Holdings Ltd., Guaranteed Notes, 11.25%, due 6/15/16	4,994
1,655	Intelsat Jackson Holdings Ltd., Guaranteed Notes, 8.50%, due 11/1/19	1,692	ñ
895	Intelsat Subsidiary Holdings Co. Ltd., Guaranteed Notes, Ser. B, 8.88%, due 1/15/15	913	ñ
545	Intelsat Subsidiary Holdings Co. Ltd., Guaranteed Notes, 8.88%, due 1/15/15	559
3,125	Level 3 Financing, Inc., Guaranteed Notes, 8.75%, due 2/15/17	2,820
1,960	Level 3 Financing, Inc., Guaranteed Notes, 10.00%, due 2/1/18	1,833	ñ
3,295	PAETEC Holding Corp., Guaranteed Notes, 8.88%, due 6/30/17	3,332
2,970	PAETEC Holding Corp., Senior Secured Notes, 8.88%, due 6/30/17	3,004	ñ
5,780	Qwest Corp., Senior Unsecured Notes, 8.38%, due 5/1/16	6,329
2,040	US West Capital Funding, Inc., Guaranteed Unsecured Notes, 6.88%, due 7/15/28	1,754
1,085	Windstream Corp., Guaranteed Notes, 8.13%, due 8/1/13	1,139
765	Windstream Corp., Guaranteed Notes, 8.63%, due 8/1/16	785
920	Windstream Corp., Guaranteed Notes, 7.00%, due 3/15/19	861
		45,454

See Notes to Schedule of Investments

JANUARY 31, 2010

Schedule of Investments Neuberger Berman High Income Bond Fund cont’d
(UNAUDITED)

PRINCIPAL AMOUNT	VALUE †
($000's omitted)	($000's omitted)

Telecom - Wireless (5.4%)
7,150	Clearwire Communications LLC, Senior Secured Notes, 12.00%, due 12/1/15	7,186	ñ
2,750	Cricket Communications, Inc., Senior Secured Notes, 7.75%, due 5/15/16	2,767	È
6,405	MetroPCS Wireless, Inc., Guaranteed Notes, 9.25%, due 11/1/14	6,445	È
2,346	Nextel Communications, Inc., Guaranteed Notes, Ser. E, 6.88%, due 10/31/13	2,188
4,000	Sprint Capital Corp., Guaranteed Notes, 6.90%, due 5/1/19	3,560
10,845	Sprint Capital Corp., Guaranteed Notes, 6.88%, due 11/15/28	8,513
2,405	Telesat Canada/Telesat LLC, Senior Unsecured Notes, 11.00%, due 11/1/15	2,688
		33,347
	Total Corporate Debt Securities (Cost $525,088)	570,810

NUMBER OF SHARES
Short-Term Investments (4.2%)
25,786,149	Neuberger Berman Securities Lending Quality Fund, LLC	26,302	‡
1	State Street Institutional Liquid Reserves Fund Institutional Class	0

	Total Short-Term Investments (Cost $26,302)	26,302

	Total Investments (99.1%) (Cost $566,177)	616,006	##
	Cash, receivables and other assets, less liabilities (0.9%)	5,378

	Total Net Assets (100.0%)	$621,384

See Notes to Schedule of Investments

JANUARY 31, 2010

Schedule of Investments Neuberger Berman Municipal Money Fund
(UNAUDITED)

PRINCIPAL AMOUNT	SECURITY @@	VALUE ††
($000's omitted)		($000's omitted)

Municipal Notes (99.4%)
Arizona (0.1%)
370	Maricopa Co. Ind. Dev. Au. Multi-Family Hsg. Rev. (Gran Victoria Hsg. LLC Proj.), Ser. 2000-A, (LOC: Fannie Mae), 0.20%, due 2/4/10	370	µß
Arkansas (0.7%)
2,000	Arkansas St. Dev. Fin. Au. Hosp. Rev. (Washington Reg. Med. Ctr.), Ser. 2000, 7.38%, due 2/1/29 Pre-Refunded 2/1/10	2,000	ß
California (6.8%)
2,450	California St. G.O. (Muni. Sec. Trust Receipts), Ser. 2001-SGA135, (AMBAC Insured), 0.21%, due 2/1/10	2,450	ñµg
700	Contra Costa Wtr. Dist. Wtr. Rev. (Floaters), Ser. 2002-750, (AGM Insured), 0.22%, due 2/4/10	700	µf
3,700	Palomar Pomerado Hlth. G.O. (Floaters), Ser. 2007-2234, (National Public Finance Guarantee Corp. Insured), 0.27%, due 2/4/10	3,700	µi
1,300	Riverside Co. Hsg. Au. Multi-Family Hsg. Mtge. Ref. Rev. (Mountain View Apts.), Ser. 1995-A, (LOC: Redlands Federal Savings & Loan Assoc.), 0.16%, due 2/3/10	1,300	µk
4,800	Sacramento Co. Sanitation Dist. Fin. Au. Rev. Muni. Sec. Trust Receipts, Ser. 2008-48A, (FGIC Insured), 0.17%, due 2/4/10	4,800	µg
2,500	Sacramento Co. Sanitation Dist. Fin. Au. Rev. Muni. Sec. Trust Receipts, Ser. 2008-49A, (FGIC Insured), 0.17%, due 2/4/10	2,500	ñµg
930	Santa Clara Co. Fin. Au. Lease Rev. (Hsg. Au. Office Proj.), Ser. 2004-A, (LOC: U.S. Bank), 0.15%, due 2/4/10	930	µ
2,100	Union City Multi-Family Rev. (Floater), Ser. 2007-122G, (LOC: Goldman Sachs), 0.17%, due 2/4/10	2,100	µ
		18,480
Colorado (2.5%)
4,905	Denver Urban Renewal Au. Tax Increment Rev. (Stapleton Sr.), Ser. 2008-A2, (LOC: U.S. Bank), 0.20%, due 2/4/10	4,905	µ
1,890	El Paso Co. Sch. Dist. Number 20 (Merlots), Ser. 2008-K06, (AGM Insured), 0.18%, due 2/3/10	1,890	µj
		6,795
Delaware (2.7%)
2,800	Delaware St. Econ. Dev. Au. IDR (Clean Pwr.), Ser. 1997-D, 0.24%, due 2/1/10	2,800	µß
450	Delaware St. Econ. Dev. Au. Multi-Family Rev. (Sch. House Proj.), Ser. 1985, (LOC: HSBC Bank N.A.), 0.40%, due 2/3/10	450	µ
4,000	Delaware St. Hlth. Fac. Au. Rev. (Christiana Care Hlth. Svcs., Inc.), Ser. 2008-A, 0.18%, due 2/1/10	4,000	µß
		7,250
District of Columbia (0.9%)
2,575	District of Columbia Rev. (American Library Assoc.), Ser. 2005, (LOC: Bank of America), 0.21%, due 2/4/10	2,575	µß

Florida (4.6%)
1,470	Alachua Co. Hlth. Fac. Au. Continuing Care Rev. (Oak Hammock Univ. Proj.), Ser. 2002-A, (LOC: Bank of Scotland), 0.27%, due 2/1/10	1,470	µß
10,000	Highlands Co. Hlth. Fac. Au. Rev. (Adventist Hlth. Sys./Sunbelt, Inc.), Ser. 2009-D, (LOC: Federal Home Loan Bank), 0.16%, due 2/4/10	10,000	µßl
300	Jacksonville IDR (Univ. Hlth. Science Ctr.), Ser. 1989, (LOC: Bank of America), 0.25%, due 2/4/10	300	µ
655	Orange Co. Hsg. Fin. Au. Multi-Family Hsg. Rev., Ser. 2000-E, (LOC: Bank of America), 0.26%, due 2/3/10	655	µß
		12,425

See Notes to Schedule of Investments

JANUARY 31, 2010

Schedule of Investments Neuberger Berman Municipal Money Fund cont’d
(UNAUDITED)

PRINCIPAL AMOUNT	SECURITY @@	VALUE ††
($000's omitted)		($000's omitted)

Idaho (0.6%)
1,700	Idaho Hsg. & Fin. Assoc. Single Family Mtge. Bonds, Ser. 2001-A, ( LOC: Fannie Mae), 0.20%, due 2/3/10	1,700	µm
Illinois (16.1%)
7,533	BB&T Muni. Trust Var. Sts. (Floaters), Ser. 2008-5001, (LOC: Rabobank Int'l), 0.35%, due 2/4/10	7,533	ñµ
4,600	Chicago O'Hare Int'l Arpt. Rev. (Floaters), Ser. 2006-1284, (FGIC Insured), 0.27%, due 2/4/10	4,600	µf
6,248	Cook Co. G.O. (Floater Cert.), Ser. 2001-458, (FGIC Insured), 0.22%, due 2/4/10	6,248	µf
11,700	Deutsche Bank Spears/Lifers Trust Var. Sts. (Chicago Illinois Board), Ser. 2007-315, (FGIC Insured), 0.18%, due 2/4/10	11,700	µd
1,815	Illinois Dev. Fin. Au. Ltd. Rev. (Decatur Mental Hlth. Ctr. Proj.), Ser. 1997, (LOC: National City Bank), 0.24%, due 2/4/10	1,815	µß
600	Illinois Dev. Fin. Au. Rev. (American Academy of Dermatology), Ser. 2001, (LOC: Bank One), 0.25%, due 2/4/10	600	µß
3,900	Illinois Fin. Au. Ref. Rev. (Andre's Imaging & Graphics, Inc.), Ser. 2007, (LOC: U.S. Bank), 0.30%, due 2/4/10	3,900	µß
7,495	Univ. of Illinois Board of Trustees Cert. of Participation, Ser. 2008-11480, (AGM Insured), 0.20%, due 2/4/10	7,495	µc
		43,891
Indiana (0.9%)
980	Indiana Fin. Au. Hosp. Rev. (Floyd Mem. Hosp. & Hlth. Svcs.), Ser. 2008, (LOC: Branch Banking & Trust Co.), 0.20%, due 2/1/10	980	µß
1,435	Indianapolis Econ. Dev. Rev. (Electrical Joint Apprenticeship Proj.), Ser. 2001, (LOC: National City Bank), 0.24%, due 2/4/10	1,435	µß
		2,415
Iowa (2.5%)
2,200	Iowa Higher Ed. Loan Au. Rev. (Private College Fac. Wartburg Theological Seminary Proj.), Ser. 2000, (LOC: American Trust & Savings Bank), 0.20%, due 2/1/10	2,200	µßn
3,000	Iowa Higher Ed. Loan Au. Rev. (Private College St. Ambrose), Ser. 2003, (LOC: Northern Trust Co.), 0.20%, due 2/1/10	3,000	µß
1,500	Iowa Higher Ed. Loan Au. Rev. RANS (Private Ed.), Ser. 2009-E, (LOC: Wells Fargo & Co.), 2.15%, due 5/20/10	1,504	ß
		6,704
Kentucky (3.2%)
6,660	JP Morgan Chase Putters/Drivers Trust Var. Sts., Ser. 2009-3610Z, (LOC: JP Morgan Chase), 0.20%, due 2/4/10	6,660	ñµ
2,000	Kentucky Rural Wtr. Fin. Corp. Pub. Proj. Rev. (Construction Notes), Ser. 2009-B2, 1.25%, due 1/1/11	2,010
		8,670
Louisiana (0.1%)
295	Eclipse Funding Trust (Solar Eclipse), Ser. 2007-0059, (LOC: U.S. Bank), 0.20%, due 2/1/10	295	ñµ
Maryland (1.3%)
3,585	BB&T Muni. Trust Var. Sts. (Floaters), Ser. 2009-1037, (LOC: Branch Banking & Trust Co.), 0.29%, due 2/4/10	3,585	ñµ
Massachusetts (7.8%)
4,451	BB&T Muni. Trust Var. Sts. (Floaters), Ser. 2008-5000, (LOC: Rabobank Int'l), 0.35%, due 2/4/10	4,451	ñµ
6,400	Macon Trust Var. Sts. Cert., Ser. 2007-343, (LOC: Bank of America), 0.20%, due 2/4/10	6,400	µ
4,709	Macon Trust Var. Sts. Cert., Ser. 2007-344, (LOC: Bank of America), 0.20%, due 2/4/10	4,709	µ
5,560	Massachusetts St. Dev. Fin. Agcy. Rev. (Assumption College), Ser. 2002-A, (LOC: Sovereign Bank), 0.18%, due 2/3/10	5,560	µßh
		21,120

See Notes to Schedule of Investments

JANUARY 31, 2010

Schedule of Investments Neuberger Berman Municipal Money Fund cont’d
(UNAUDITED)

PRINCIPAL AMOUNT	SECURITY @@	VALUE ††
($000's omitted)		($000's omitted)

Michigan (2.0%)
1,865	Mancelona Area Wtr. Swr. Au. Wtr. Supply Sys. Rev., Ser. 2002, (LOC: National City Bank), 0.24%, due 2/4/10	1,865	µ
3,500	Michigan St. Strategic Fund Ltd. Oblig. Rev. (Kalamazoo Christian Sch. Proj.), Ser. 2003, (LOC: National City Bank), 0.24%, due 2/4/10	3,500	µß
		5,365
Minnesota (0.5%)
1,400	Plymouth Multi-Family Hsg. Ref. Rev. (At the Lake Apts. Proj.), Ser. 2004, (LOC: Freddie Mac), 0.30%, due 2/4/10	1,400	µß
Missouri (3.5%)
4,900	Kansas City Ind. Dev. Au. IDR (Century Avenue Assoc.), Ser. 1988, (LOC: Bank of America), 1.00%, due 2/1/10	4,900	µß
300	Missouri Dev. Fin. Board Cultural Fac. Rev. (Nelson Gallery Foundation), Ser. 2004-A, (LOC: JP Morgan Chase), 0.20%, due 2/1/10	300	µß
800	Missouri St. Dev. Fin. Board Infrastructure Fac. Rev. (St. Louis Convention Ctr.), Ser. 2000-C, (LOC: U.S. Bank), 0.20%, due 2/1/10	800	µ
520	Missouri St. Hlth. & Ed. Fac. Au. Ed. Fac. Rev. (Drury College), Ser. 1999, (LOC: Bank of America), 0.20%, due 2/1/10	520	µß
3,000	St. Louis Co. Ind. Dev. Au. Ed. Fac. Rev. (Gateway Academy Proj.), Ser. 2003, (LOC: Midland States Bank), 0.30%, due 2/1/10	3,000	µk
		9,520
Nevada (1.6%)
4,500	Nevada Hsg. Div. Single Family Mtge. Rev. Gtd. Mtge.-Backed Sec. Prog., Ser. 2006-A, (LOC: Government National Mortgage Association), 0.35%, due 2/4/10	4,500	µe
New Jersey (2.0%)
100	New Jersey Hlth. Care Fac. Fin. Au. Rev. (Underwood Mem. Hosp.), Ser. 2008, (LOC: UBS Financial Svcs., Inc.), 0.18%, due 2/3/10	100	µß
2,000	Newark G.O. (School Promissory Notes), Ser. 2010-D, 1.25%, due 6/17/10	2,005
3,220	North Wildwood G.O. BANS, Ser. 2009, 1.20%, due 12/10/10	3,228
		5,333
New York (7.4%)
2,995	Eclipse Funding Trust (Solar Eclipse-New York St. Dorm. Au.), Ser. 2006-0148, (LOC: U.S. Bank), 0.20%, due 2/4/10	2,995	µ
1,665	Forest City New Rochelle Rev. Cert. Trust (Beneficial Owner), Ser. 2003, (LOC: Wachovia Bank & Trust Co.), 0.38%, due 2/4/10	1,665	µß
1,077	Liberty Central Sch. Dist. G.O. BANS, Ser. 2009, 1.50%, due 12/23/10	1,082
2,995	Liberty Dev. Corp. Rev. (Floater), Ser. 2006-41TP, (LOC: Wells Fargo & Co.), 0.19%, due 2/4/10	2,995	µ
5,025	Monroe Co. IDA Rev. (Rochester Institute Proj.), Ser. 1999-A, (LOC: First Union National Bank), 0.15%, due 2/3/10	5,025	µß
3,000	Nassau Co. IDA Rev. (Floater), Ser. 2007-75G, (LOC: Goldman Sachs), 0.22%, due 2/4/10	3,000	µ
500	New York City Transitional Fin. Au. Rev. (NYC Recovery Bonds), Ser. 2002-3F, (LOC: Royal Bank of Canada), 0.21%, due 2/1/10	500	µ
3,000	New York St. Dorm. Au. Rev. (Oxford Univ. Press, Inc.), Ser. 1993, (LOC: Landesbank Hessen-Thueringen Girozentrale), 0.21%, due 2/1/10	3,000	µß
		20,262
North Carolina (1.7%)
3,395	BB&T Muni. Trust Var. Sts. (Floaters), Ser. 2008-1021, (LOC: Branch Banking & Trust Co.), 0.26%, due 2/4/10	3,395	µ
1,385	BB&T Muni. Trust Var. Sts. (Floaters), Ser. 2008-1027, (LOC: Branch Banking & Trust Co.), 0.26%, due 2/4/10	1,385	µ
		4,780
Ohio (7.7%)
1,460	Franklin Co. Hlth. Care Fac. Rev., Ser.1999, (LOC: National City Bank), 0.24%, due 2/4/10	1,460	µß

See Notes to Schedule of Investments

JANUARY 31, 2010

Schedule of Investments Neuberger Berman Municipal Money Fund cont’d
(UNAUDITED)

PRINCIPAL AMOUNT	SECURITY @@	VALUE ††
($000's omitted)		($000's omitted)

3,175	Franklin Co. Multi-Family Hsg. Rev. (Comm. Hsg. Network), Ser.1997, (LOC: National City Bank), 0.24%, due 2/4/10	3,175	µß
3,315	Hamilton Co. Econ. Dev. Rev. (Cincinnati Symphony Orchestra), Ser. 2007, (LOC: National City Bank), 0.24%, due 2/4/10	3,315	µß
4,000	Mahoning Co. G.O. BANS, Ser. 2009, 2.00%, due 11/16/10	4,023
3,000	Ohio St. Air Quality Dev. Au. Rev. (Ohio Valley Elec. Corp.), Ser. 2009-A, (LOC: Bank of Nova Scotia), 0.18%, due 2/4/10	3,000	µß
2,000	Ohio St. G.O. (Infrastructure Imp.), Ser. 2003-B, 0.20%, due 2/3/10	2,000	µ
665	Sugarcreek Local Sch. Dist. TANS, Ser. 2009, 1.50%, due 6/1/10	665
3,235	Summit Co. Port Au. Port Fac. Rev. (Barberton YMCA Proj.), Ser. 2007, (LOC: National City Bank), 0.24%, due 2/3/10	3,235	µß
		20,873
Pennsylvania (7.1%)
2,300	Allegheny Co. Residential Fin. Au. Single Family Mtge. Rev., Ser. 2004-PP, (LOC: Government National Mortgage Association), 0.45%, due 2/4/10	2,300	µo
5,915	Delaware Co. Ind. Dev. Au. Rev., Ser. 2008, (BHAC Insured), 0.24%, due 2/4/10	5,915	ñµc
3,000	Philadelphia Sch. Dist. G.O. Ref., Ser. 2009-C (Assured Guaranty Insured), 0.16%, due 2/4/10	3,000	µp
8,000	RBC Muni. Prods., Inc. Trust Var. Sts. (Floaters) (Berks Co. Muni. Au.), Ser. 2008-C13, (LOC: Royal Bank of Canada), 0.23%, due 2/4/10	8,000	ñµ
		19,215
Puerto Rico (3.7%)
4,000	Austin Trust Var. Sts. Cert., Ser. 2008-355, (LOC: Bank of America), 0.20%, due 2/4/10	4,000	µ
6,015	Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., Ser. 2009, (LOC: Citibank, N.A.), 0.21%, due 2/4/10	6,015	ñµ
		10,015
Tennessee (2.9%)
4,935	Blount Co. Pub. Bldg. Au. (Local Gov't Pub. Imp.), Ser. 2008-E5A, (LOC: Branch Banking & Trust Co.), 0.20%, due 2/3/10	4,935	µ
300	Franklin Co. Hlth. & Ed. Fac. Board Rev. (Univ. of the South Proj.), Ser. 1990, 0.30%, due 2/1/10	300	µß
2,570	Shelby Co. Hlth. Ed. & Hsg. Fac. Board Multi-Family Hsg. Rev. (Flag Manor), Ser. 1995, (LOC: U.S. Bank), 0.28%, due 2/4/10	2,570	µ
		7,805
Texas (4.3%)
1,450	Deutsche Bank Spears/Lifers Trust Var. Sts., Ser. 2007-292, (LOC: Deutsche Bank), 0.18%, due 2/4/10	1,450	µ
300	Keller Independent Sch. Dist. G.O. (Muni. Sec. Trust Receipts), Ser. 2000-SGA111, (PSF Insured), 0.21%, due 2/1/10	300	µg
9,875	Tarrant Co. Cultural Ed. Fac. Fin. Corp. Rev. (Floaters), Ser. 2007-1760, (LOC: Morgan Stanley), 0.22%, due 2/4/10	9,875	µ
		11,625
Utah (2.1%)
5,865	Utah Trans. Au. Sales Tax Rev. (Putters), Ser. 2008-2943, (MBIA Insured), 0.25%, due 2/4/10	5,865	µe

Vermont (0.1%)
400	Winooski Spec. Oblig. Ref., Ser. 2006-A, (LOC: TD Bank N.A.), 0.21%, due 2/1/10	400	µ

Washington (0.1%)
200	Washington St. Hsg. Fin. Commission Non-Profit Rev. (Tacoma Art Museum Proj.), Ser. 2002, (LOC: Northern Trust Co.), 0.20%, due 2/1/10	200	µß

West Virginia (0.6%)
1,645	Cabell Co. Bldg. Commission Rev. (Pressley Ridge Sch. Proj.), Ser. 2002, (LOC: National City Bank), 0.24%, due 2/4/10	1,645	µß

See Notes to Schedule of Investments

JANUARY 31, 2010

Schedule of Investments Neuberger Berman Municipal Money Fund cont’d
(UNAUDITED)

PRINCIPAL AMOUNT	SECURITY @@	VALUE ††
($000's omitted)		($000's omitted)

Wisconsin (1.3%)
2,650	Polk IDR (Cost of Wisconsin, Inc./Refractory, Inc.), Ser. 2001, (LOC: JP Morgan Chase), 0.40%, due 2/4/10	2,650	µß
721	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Floater), Ser. 2007-2187, (LOC: Morgan Stanley), 0.27%, due 2/4/10	722	µ
100	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Goodwill Ind. North Central Wisconsin, Inc.), Ser. 2005, (LOC: Wells Fargo & Co.), 0.18%, due 2/4/10	100	µß
		3,472

	Total Investments (99.4%)	270,550

	Cash, receivables and other assets, less liabilities (0.6%)	1,615

	Total Net Assets (100.0%)	$272,165

See Notes to Schedule of Investments

JANUARY 31, 2010

Schedule of Investments Neuberger Berman Municipal Intermediate Bond Fund
(UNAUDITED)

PRINCIPAL AMOUNT	SECURITY @@	VALUE †
($000's omitted)		($000's omitted)

Alaska (0.5%)
500	Anchorage G.O., Ser. 2008-A, 5.00%, due 8/1/20	551

Arizona (8.1%)
875	Northern Arizona Univ. Cert. of Participation (Research Infrastructure Proj.), Ser. 2005, (AMBAC Insured), 4.00%, due 9/1/14	914
1,500	Pima Co. Cert. of Participation, Ser. 2009, 4.00%, due 6/1/12	1,582
1,965	Pima Co. Cert. of Participation, Ser. 2010, 3.00%, due 6/1/13	2,031	Ø
1,550	Salt River Proj. Agricultural Imp. & Pwr. Dist. Elec. Sys. Ref. Rev., Ser. 2002-A, 5.25%, due 1/1/18	1,676
2,220	Yuma Muni. Prop. Corp. Util. Sys Rev. Sr. Lien, Ser. 2007, (XLCA Insured), 5.00%, due 7/1/15	2,418
		8,621
California (8.6%)
450	California Ind. G.O., Ser. 2009-B, 5.00%, due 7/1/20	490
1,000	California Pub. Works Board Lease Rev. Dept. of Mental Hlth. (Coalinga St. Hosp.), Ser. 2004-A, 5.50%, due 6/1/21	1,011
2,330	California St. G.O. (Muni. Sec. Trust Receipts), Ser. 2001-SGA136, (XLCA Insured), 0.21%, due 2/1/10	2,330	µb
1,000	Fontana Unified Sch. Dist. G.O. BANS, Ser. 2010, 4.00%, due 12/1/12	1,035
1,000	Los Angeles Dept. of Wtr. & Pwr. Sys. Rev., Ser. 2009-B, 5.25%, due 7/1/23	1,111
1,500	San Diego Pub. Fac. Fin. Au. Sr. Swr. Ref. Rev., Ser. 2009-B, 5.00%, due 5/15/21	1,640
1,500	San Jose Redev. Agcy. Tax Allocation, (National Public Finance Guarantee Corp. Insured), Ser. 2005-A, 5.00%, due 8/1/19	1,502
		9,119
Colorado (1.0%)
1,000	Larimer Co. Sales & Use Tax Rev., Ser. 2000, (AMBAC Insured), 5.75%, due 12/15/15 Pre-Refunded 12/15/10	1,048	ØØ

District of Columbia (1.8%)
1,865	Dist. of Columbia Univ. Ref. Rev. (Georgetown Univ.), Ser. 2009-A, 5.00%, due 4/1/21	1,951	ß

Florida (1.0%)
1,000	Hillsborough Co. Comm. Investment Tax Rev., Ser. 2004, (AMBAC Insured), 5.00%, due 5/1/20	1,049

Georgia (2.2%)
1,000	Gwinnett Co. Sch. Dist. G.O. Ref., Ser. 2010, 5.00%, due 2/1/25	1,169	Ø
1,000	Gwinnett Co. Sch. Dist. G.O. Ref., Ser. 2010, 5.00%, due 2/1/27	1,138	Ø
		2,307
Illinois (5.6%)
1,000	Chicago O'Hare Int'l Arpt. Gen. Arpt. Third Lien Ref. Rev., Ser. 2005-B, (National Public Finance Guarantee Corp. Insured), 5.25%, due 1/1/17	1,100
600	Illinois Fin. Au. Rev. (Univ. of Chicago), Ser. 2007, 5.00%, due 7/1/22	663	ßØØ
3,000	Illinois St. G.O., Ser. 2000, 5.63%, due 8/1/24	3,061
1,000	Illinois St. G.O., Ser. 2001, (FGIC Insured), 5.38%, due 11/1/12 Pre-Refunded 11/1/11	1,083
		5,907
Indiana (1.7%)
1,615	Indiana St. Fin. Au. Rev. (St. Revolving Fund Prog.), Ser. 2009-A1, 5.00%, due 2/1/21	1,817

Kansas (2.6%)
1,740	Kansas St. Dev. Fin. Au. Rev. (Dept. of Commerce Impact Prog.), Ser. 2009, 5.00%, due 6/1/16	1,941

See Notes to Schedule of Investments

JANUARY 31, 2010

Schedule of Investments Neuberger Berman Municipal Intermediate Bond Fund cont’d
(UNAUDITED)

PRINCIPAL AMOUNT	SECURITY @@	VALUE †
($000's omitted)		($000's omitted)

750	Wichita Hosp. Rev. (Facs. Imp.), Ser. 2009-IIIA, 4.50%, due 11/15/12	796	ß
		2,737
Louisiana (3.2%)
3,400	Eclipse Funding Trust (Solar Eclipse), Ser. 2007-0059, (LOC: U.S. Bank), 0.20%, due 2/1/10	3,400	ñµ

Massachusetts (3.1%)
1,000	Massachusetts Bay Trans. Au. Sales Tax Rev., Ser. 2006-A, 5.25%, due 7/1/34	1,118
1,225	Massachusetts St. HFA. Hsg. Rev. (Single Family), Ser. 2009-144, 3.95%, due 6/1/18	1,230
500	Massachusetts St. Hlth. & Ed. Fac. Au. Rev. (Berklee College of Music), Ser. 2007-A, 5.00%, due 10/1/15	548	ß
440	Massachusetts St. Turnpike Au. Western Turnpike Rev., Ser. 1997-A, (National Public Finance Guarantee Corp. Insured), 5.55%, due 1/1/17	441
		3,337
Michigan (3.0%)
1,000	Kent Hosp. Fin. Au. Rev., Ref. (Spectrum Hlth. Sys.), Ser. 2008-A, 5.00%, due 1/15/47 Putable 1/15/12	1,056	µß
1,000	Michigan St. Hsg. Dev. Au., Ser. 2009-B, 3.10%, due 6/1/11	1,003
1,000	Michigan St. Trunk Line Ref. Rev., Ser. 2009, 5.00%, due 11/1/19	1,098
		3,157
Mississippi (0.5%)
500	Mississippi Dev. Bank Spec. Oblig. (Wilkinson Co. Correctional), Ser. 2008-D, 5.00%, due 8/1/15	542	ß

Missouri (2.0%)
1,040	Missouri St. Dev. Fin. Board Infrastructure Facs. Rev. Ref. Wtr Sys., Ser. 2009-E, 4.00%, due 11/1/15	1,095
1,000	Missouri St. Hlth. & Ed. Fac. Au. Rev. (Children’s Mercy Hosp.), Ser. 2009, 5.13%, due 5/15/24	1,017	ß
		2,112
Nebraska (1.6%)
1,520	Omaha Pub. Fac. Corp. Lease Rev. (Baseball Stadium Proj.), Ser. 2009, 5.00%, due 6/1/22	1,662

Nevada (2.6%)
1,345	Clark Co. G.O. (Limited Tax Bond Bank Bonds), Ser. 2001, (National Public Finance Guarantee Corp. Insured), 5.50%, due 6/1/13	1,423
450	Las Vegas Convention & Visitors Au. Rev., Ser. 1999, (AMBAC Insured), 6.00%, due 7/1/11	456
750	Las Vegas Redev. Agcy. Tax Increment Rev., Ser. 2009-A, 7.50%, due 6/15/23	859
		2,738
New Jersey (3.9%)
1,000	New Jersey Econ. Dev. Au. St. Lease Rev. (Liberty St. Park Proj.), Ser. 2005-B, (National Public Finance Guarantee Corp. Insured), 5.00%, due 3/1/17	1,080	ØØ
790	New Jersey St. Higher Ed. Assist. Au. Std. Loan Ref. Rev., Ser. 2010-1A, 4.75%, due 12/1/23	802
1,000	New Jersey St. Turnpike Au. Turnpike Rev., Ser. 2009-H, 5.00%, due 1/1/20	1,098
1,000	New Jersey Trans. Trust Fund Au. Trans. Sys. Rev., Ser. 2006-A, 5.25%, due 12/15/19	1,112
		4,092
New Mexico (2.1%)
1,000	Albuquerque Muni. Sch. Dist. Number 012 (Sch. Bldg.) G.O., Ser. 2008-B, 4.50%, due 8/1/19	1,078	ØØ
1,000	New Mexico Fin. Au. St. Trans. Rev. Sr. Lien, Ser. 2004-A, (National Public Finance Guarantee Corp. Insured), 5.25%, due 6/15/21	1,103	ØØ
		2,181

See Notes to Schedule of Investments

JANUARY 31, 2010

Schedule of Investments Neuberger Berman Municipal Intermediate Bond Fund cont’d
(UNAUDITED)

PRINCIPAL AMOUNT	SECURITY @@	VALUE †
($000's omitted)		($000's omitted)

New York (16.6%)
2,000	Erie Co. IDA Sch. Fac. Rev. (City Sch. Dist. Buffalo Proj.), Ser. 2004, (AGM Insured), 5.75%, due 5/1/15	2,274
400	Long Island Pwr. Au. Elec. Sys. Rev., Ser. 2006-F, (National Public Finance Guarantee Corp. Insured), 5.00%, due 5/1/19	428
925	Nassau Co. Interim Fin. Au. (Sales Tax Secured), Ser. 2009-A, 5.00%, due 11/15/20	1,045	ØØ
2,000	New York City Muni. Wtr. Fin. Au. Wtr. & Swr. Rev., Ser. 2008-DD, 4.50%, due 6/15/38	1,931
1,200	New York G.O., Subser. 1993-A4, (LOC: Landesbank Baden-Wurttemberg), 0.21%, due 2/1/10	1,200	µ
2,000	New York St. Dorm. Au. Rev., Ser. 2002-B, 5.25%, due 11/15/23 Putable 5/15/12	2,172	µ
1,500	New York St. Dorm. Au. Rev. Non St. Supported Debt (Mtge. United Hlth. Hosp.), Ser. 2009, (FHA Insured), 4.00%, due 8/1/14	1,587	ß
1,500	New York St. Env. Fac. Corp. Spec. Oblig. Rev. Ref. (Riverbank St. Park), Ser. 1996, (AMBAC Insured), 6.25%, due 4/1/12	1,566
2,000	New York St. Thruway Au. Gen. Rev. BANS, Ser. 2009, 4.00%, due 7/15/11	2,086
250	New York St. Urban Dev. Corp. Ref. Rev. (Correctional Facs.), Ser. 1994-A, (AGM Insured), 5.50%, due 1/1/14	268
750	New York St. Urban Dev. Corp. Rev. (St. Personal Income Tax), Ser. 2009-A1, 5.00%, due 12/15/19	848
130	New York Tobacco Settlement Fin. Corp. Asset-Backed Rev., Ser. 2003-A1, 5.50%, due 6/1/14	130
2,000	Port Au. New York & New Jersey (One Hundered Fifty-Third), Ser. 2008, 4.50%, due 7/15/27	2,047
		17,582
North Carolina (1.0%)
650	North Carolina St. Cap. Imp. Ltd. Oblig. (Annual Appropriation), Ser. 2009-A, 5.00%, due 5/1/19	747
295	Western Carolina Univ. Research & Dev. Corp. Cert. of Participation (Western Carolina Univ. Std. Hsg.), Ser. 2008, (Assured Guaranty Insured), 5.25%, due 6/1/20	331	ß
		1,078
North Dakota (0.9%)
1,000	North Dakota St. HFA Hsg. (Home Mtge. Fin. Prog.), Ser. 2009-A, 3.25%, due 7/1/15	999

Ohio (1.0%)
1,040	North Olmsted G.O., Ser. 1996, (AMBAC Insured), 6.20%, due 12/1/11	1,107

Oregon (1.0%)
1,000	Oregon St. Bond Bank Rev. Econ. & Comm. Dev. Dept., Ser. 2009-A, 5.00%, due 1/1/22	1,092

Pennsylvania (1.4%)
1,000	Souderton Area Sch. Dist. G.O., Ser. 2009, 5.00%, due 11/1/22	1,104
340	State Pub. Sch. Bldg. Au. College Rev. (Montgomery Co. Comm. College), Ser. 2008, (AGM Insured), 5.00%, due 5/1/21	379	ß
		1,483
Puerto Rico (1.0%)
1,000	Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., Ser. 2009-A, 5.00%, due 8/1/39 Putable 8/1/11	1,051	µ

South Carolina (0.8%)
975	Piedmont Muni. Pwr. Agcy. Elec. Rev. (Cap. Appreciation), Ser. 1988-A, (AMBAC Insured), due 1/1/13	813

See Notes to Schedule of Investments

JANUARY 31, 2010

Schedule of Investments Neuberger Berman Municipal Intermediate Bond Fund cont’d
(UNAUDITED)

PRINCIPAL AMOUNT	SECURITY @@	VALUE †
($000's omitted)		($000's omitted)

Tennessee (1.0%)
1,000	Knox Co. Hlth. Ed. & Hsg. Facs. Board Hosp. Fac. Rev. (Baptist Hlth. Sys. East Tennessee), Ser. 2002, 6.38%, due 4/15/22	1,057	ß

Texas (17.8%)
2,150	Austin Wtr. & Wastewater Sys. Rev. Ref., Ser. 2002-A, (AMBAC Insured), 5.50%, due 11/15/15	2,532
1,000	Brazosport Independent Sch. Dist. Ref. G.O., Ser. 2005, (PSF Insured), 5.00%, due 2/15/15	1,114
1,000	Dallas Fort Worth Int'l Arpt. Rev. Ref., Ser. 2009-A, 5.00%, due 11/1/13	1,110
500	Dallas Fort Worth Int'l Arpt. Rev. Ref., Ser. 2009-A, 5.00%, due 11/1/24	521
750	Fort Bend Independent Sch. Dist. Ref. G.O. (Sch. Bldg.), Ser. 2008, (PSF Insured), 5.00%, due 8/15/21	842
1,000	Grapevine Combination Tax & Tax Increment Reinvestment Zone Rev. Cert. of Oblig. G.O., Ser. 2000, (FGIC Insured), 5.63%, due 8/15/15	1,020
1,500	Gulf Coast Waste Disposal Au. Env. Fac. Rev. (BP Prod. North America, Inc.), Ser. 2007, 2.30%, due 1/1/42 Putable 9/3/13	1,520	µß
1,000	Harris Co. Cultural Ed. Fac. Fin. Corp. Ref. Rev. (Methodist Hosp. Sys.), Ser. 2009-B1, 5.00%, due 12/1/28 Putable 6/1/12	1,072	µß
500	Harris Co. Cultural Ed. Fac. Fin. Corp. Rev. (Methodist Hosp. Sys.), Ser. 2008-B, 5.25%, due 12/1/17	553	ß
825	Houston Ref. G.O. (Pub. Imp.), Ser. 2009-A, 4.00%, due 3/1/16	893
1,000	Houston Wtr. & Swr. Sys. Jr. Lien Ref. Rev., Ser. 2001-B, (National Public Finance Guarantee Corp. Insured), 5.50%, due 12/1/24	1,228
2,500	Keller Independent Sch. Dist. G.O. (Sch. Bldg), Ser. 2007, (PSF Insured), 4.75%, due 8/15/32	2,549
450	Mesquite Independent Sch. Dist. G.O. (Sch. Bldg.), Ser. 2009, 5.00%, due 8/15/17	512
590	Mesquite Independent Sch. Dist. G.O. (Sch. Bldg.), Ser. 2009, 5.00%, due 8/15/18	668
1,000	San Antonio Elec. & Gas Sys. Rev. Ref., Ser. 2002, (AGM Insured), 5.38%, due 2/1/14	1,150
500	Texas Muni. Pwr. Agcy. Sub. Lien Rev., Ser. 2004-A, (AMBAC Insured), 4.00%, due 9/1/13	501
1,000	Weatherford Independent Sch. Dist. G.O. (Sch. Bldg.), Ser. 2002-A, (PSF Insured), 5.00%, due 2/1/12	1,084
		18,869
Virginia (1.5%)
1,430	Prince William Co. Cert. of Participation, Ser. 2005, (AMBAC Insured), 5.00%, due 6/1/18	1,527
100	Virginia Commonwealth Univ. Gen. Rev., Ser. 2006-B, (AMBAC Insured), 0.19%, due 2/1/10	100	µj
		1,627
Washington (2.1%)
2,000	Energy Northwest Elec. Ref. Rev. (Proj. Number 1), Ser. 2002-B, (National Public Finance Guarantee Corp. Insured), 6.00%, due 7/1/17	2,212

Wisconsin (1.5%)
500	Wisconsin St. G.O., Ser. 2002-C, (National Public Finance Guarantee Corp. Insured), 5.25%, due 5/1/14 Pre-Refunded 5/1/12	550
1,000	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Marquette Univ.), Ser. 1998, (National Public Finance Guarantee Corp. Insured), 5.25%, due 6/1/13	1,012	ß
		1,562
	Total Investments (102.7%) (Cost $107,388)	108,860	##

	Liabilities, less cash, receivables and other assets [(2.7%)]	(2,826)

	Total Net Assets (100.0%)	$106,034

See Notes to Schedule of Investments

JANUARY 31, 2010

Schedule of Investments Neuberger Berman New York Municipal Money Fund
(UNAUDITED)

PRINCIPAL AMOUNT	SECURITY @@	VALUE ††
($000's omitted)		($000's omitted)

New York (90.6%)
980	Albany IDA Civic Fac. Rev. (Albany Med. Ctr. Hosp. Proj.), Ser. 2007-A, (LOC: Bank of America), 0.19%, due 2/4/10	980	µß
5,540	Albany IDA Civic Fac. Rev. (Research Foundation of the St. Univ. of New York Proj.), Ser. 2002-A, 0.42%, due 2/4/10	5,540	µß
6,450	Austin Trust Var. Sts., Ser. 2008-3508, (AGM Insured), 0.21%, due 2/4/10	6,450	µa
7,375	Eclipse Funding Trust (Solar Eclipse-New York St. Dorm. Au.), Ser. 2006-0148, (LOC: U.S. Bank), 0.20%, due 2/4/10	7,375	µ
5,000	Erie Co. Fiscal Stability Au. BANS, Ser. 2009-A, 2.00%, due 5/19/10	5,016
11,760	Forest City New Rochelle Rev. Cert. Trust (Beneficial Owner), Ser. 2003, (LOC: Wachovia Bank), 0.38%, due 2/4/10	11,760	µß
9,795	Hempstead Town IDA Civic Fac. Rev. (Hebrew Academy), Ser. 2006, (LOC: Sovereign Bank), 0.15%, due 2/4/10	9,795	µßh
2,000	JP Morgan Chase Trust Var. Sts. (Putters), Ser. 2009-3561, (LOC: JP Morgan Chase), 0.20%, due 2/4/10	2,000	ñµ
4,995	JP Morgan Chase Trust Var. Sts. G.O. (Putters), Ser. 2009-3601Z, (LOC: JP Morgan Chase), 0.20%, due 2/4/10	4,995	ñµ
3,085	Liberty Dev. Corp. Rev. (Floater), Ser. 2006-41TP, (LOC: Wells Fargo & Co.), 0.19%, due 2/4/10	3,085	µ
7,000	Marlboro Central Sch. Dist. G.O. BANS (Bldg. Imp.), Ser. 2009, 1.50%, due 7/23/10	7,027
6,000	Metro. Trans. Au. Rev., Ser. 2005-E2, (LOC: Fortis Bank), 0.20%, due 2/4/10	6,000	µ
1,100	Monroe Co. IDA Rev. (Rochester Institute Proj.), Ser. 1999-A, (LOC: First Union National Bank), 0.15%, due 2/3/10	1,100	µß
2,365	Nassau Co. IDA Civic Fac. Rev. (North Shore Hebrew Academy Proj.), Ser. 2005, (LOC: Sovereign Bank), 0.23%, due 2/4/10	2,365	µßh
11,500	Nassau Co. IDA Rev. (Floater), Ser. 2007-75G, (LOC: Goldman Sachs), 0.22%, due 2/4/10	11,500	µ
8,000	New York City Hsg. Dev. Corp. Multi-Family Mtge. Rev. (The Crest), Ser. 2005-A, (LOC: Landesbank Hessen-Thueringen Girozentrale), 0.20%, due 2/3/10	8,000	µß
1,100	New York City Hsg. Dev. Corp. Rev. (Floaters), Ser. 2008-2899, (LOC: Morgan Stanley), 0.22%, due 2/4/10	1,100	µ
345	New York City IDA Civic Fac. Rev. (Brooklyn United Methodist Proj.), Ser. 2000, (LOC: TD Bank N.A.), 0.22%, due 2/4/10	345	µß
8,000	New York City IDA Civic Fac. Rev. (Children's Oncology Society), Ser. 1991, (LOC: JP Morgan Chase), 0.20%, due 2/3/10	8,000	µ
100	New York City IDA Civic Fac. Rev. (United Jewish Appeal Federation), Ser. 2004-B, 0.19%, due 2/3/10	100	µß
11,000	New York City Muni. Fin. Au. Wtr. & Swr. Sys. Rev. (Second Gen. Fiscal 2008), Ser. 2007-BB4, (LOC: Fortis Bank), 0.16%, due 2/4/10	11,000	µ
100	New York City Transitional Fin. Au. Rev. (Future Tax Secured), Ser. 1998-A2, (LOC: Bank of Nova Scotia), 0.20%, due 2/3/10	100	µ
200	New York City Trust for Cultural Res. Rev. (Alvin Ailey Dance Foundation), Ser. 2003, (LOC: Citibank, N.A.), 0.18%, due 2/3/10	200	µß
500	New York G.O., Ser. 1995-F3, (LOC: Morgan Guaranty Trust), 0.15%, due 2/3/10	500	µ
200	New York G.O., Subser. 2003-A2, (LOC: Bank of America), 0.18%, due 2/3/10	200	µ
3,000	New York St. Dorm. Au. Rev. (Oxford Univ. Press, Inc.), Ser. 1993, (LOC: Landesbank Hessen-Thueringen Girozentrale), 0.21%, due 2/1/10	3,000	µß
700	New York St. Dorm. Au. Rev. (Oxford Univ. Press, Inc.), Ser. 1996, (LOC: Landesbank Hessen-Thueringen Girozentrale), 0.16%, due 2/3/10	700	µß
4,940	New York St. Dorm. Au. Rev. Non St. Supported Debt (Catholic Hlth. Sys.), Ser. 2008, (LOC: HSBC Bank N.A.), 0.17%, due 2/4/10	4,940	µß

See Notes to Schedule of Investments

JANUARY 31, 2010

Schedule of Investments Neuberger Berman New York Municipal Money Fund cont’d
(UNAUDITED)

PRINCIPAL AMOUNT	SECURITY @@	VALUE ††
($000's omitted)		($000's omitted)

600	New York St. Dorm. Au. Rev. Non St. Supported Debt (Cornell Univ.), Ser. 2008-C, (LOC: Bank of America), 0.21%, due 2/1/10	600	µß
1,925	New York St. Dorm. Au. Rev. Non St. Supported Debt (Culinary Institute of America), Ser. 2006, (LOC: TD Bank N.A.), 0.18%, due 2/4/10	1,925	µß
3,230	New York St. Dorm. Au. Rev. Non St. Supported Debt (Long Island Univ.), Ser. 2006-A2, (LOC: Citizens Bank), 0.20%, due 2/4/10	3,230	µk
9,000	New York St. Dorm. Au. Rev. Non St. Supported Debt (New York Law Sch.), Ser. 2009, (LOC: TD Bank N.A.), 0.15%, due 2/4/10	9,000	µß
6,720	New York St. Dorm. Au. Rev. Non St. Supported Debt (Samaritan Med. Ctr.), Ser. 2009-B, (LOC: HSBC Bank N.A.), 0.19%, due 2/4/10	6,720	µß
4,000	New York St. Dorm. Au. Rev. Non St. Supported Debt (Wagner College), Ser. 2009, (LOC: TD Bank N.A.), 0.16%, due 2/3/10	4,000	µß
6,450	New York St. Dorm. Au. Rev. Secondary Issues, Ser. 2008, (FHA Insured), 0.22%, due 2/4/10	6,450	ñµc
1,000	New York St. Dorm. Au. Rev. Secondary Issues, Ser. 2008, (LOC: Citibank, N.A.), 0.19%, due 2/4/10	1,000	µ
4,500	New York St. Dorm. Au. Rev. St. Supported Debt (City Univ. Sys. Cons. Fifth Gen. Resolution), Ser. 2008-D, (LOC: TD Bank N.A.), 0.16%, due 2/4/10	4,500	µß
5,000	New York St. HFA Rev. (100 Maiden Lane), Ser. 2004-A, (LOC: Fannie Mae), 0.17%, due 2/3/10	5,000	µß
2,800	New York St. HFA Rev. (363 West 30th St.), Ser. 2000-A, (LOC: Freddie Mac), 0.19%, due 2/3/10	2,800	µ
6,800	New York St. HFA Rev. (600 West 42nd St.), Ser. 2009-A, (LOC: Bank of New York), 0.17%, due 2/3/10	6,800	µ
2,000	New York St. HFA Rev. (Weyant Green Apts.), Ser. 2007-A, (LOC: Fannie Mae), 0.20%, due 2/3/10	2,000	µß
400	New York St. HFA Svc. Contract Ref. Rev., Ser. 2003-B, (LOC: BNP Paribas), 0.20%, due 2/3/10	400	µ
11,600	New York St. Local Gov't Assist. Corp., Ser. 1995-E, (LOC: Landesbank Hessen-Thueringen Girozentrale), 0.18%, due 2/3/10	11,600	µ
4,500	New York St. Thruway Au. Gen. Rev. (Floaters), Ser. 2006-1427, (AGM Insured), 0.22%, due 2/4/10	4,500	ñµf
7,740	New York St. Urban Dev. Corp. Rev., Ser. 2003-163, (FGIC/TCRS Insured), 0.16%, due 2/4/10	7,740	µg
770	New York St. Urban Dev. Corp. Rev. (Putters), Ser. 2007-2283, (National Public Finance Guarantee Corp. Insured), 0.23%, due 2/4/10	770	µe
9,790	Port Au. New York & New Jersey (Floater), Ser. 2007-111TP, (CIFG Insured), 0.21%, due 2/4/10	9,790	µi
500	Rensselaer Co. IDA Sr. Hsg. Rev. (Brunswick Sr. Hsg. Proj.), Ser. 1999-A, (LOC: First Niagara Commercial Bank), 0.30%, due 2/1/10	500	µßk
3,590	Ridge Road Fire Dist. G.O. BANS, Ser. 2009, 1.25%, due 12/9/10	3,597
620	Rockland Co. IDA Rev. (Shock-Tech, Inc. Proj.), Ser. 1998, (LOC: JP Morgan Chase), 0.50%, due 2/3/10	620	µß
8,000	Sales Tax Asset Receivable Corp. (Floaters), Ser. 2008-2901, (LOC: Morgan Stanley), 0.22%, due 2/4/10	8,000	µ
3,080	Sales Tax Asset Receivable Corp. (Putters), Ser. 2004-599, (National Public Finance Guarantee Corp. Insured), 0.23%, due 2/4/10	3,080	µe
620	St. Lawrence Co. IDA Civic Fac. Rev. (United Helper's Independent Living Corp.), Ser. 1998, (LOC: Fleet National Bank), 0.17%, due 2/3/10	620	µß
3,830	Triborough Bridge & Tunnel Au. Rev. (Muni. Sec. Trust Receipts), Ser. 2008-A, (FGIC/TCRS Insured), 0.16%, due 2/4/10	3,830	µg
6,145	Ulster Co. IDA Civic Fac. Rev. (Kingston Reg. Senior Living Corp.), Ser. 2007-C, (LOC: Sovereign Bank), 0.15%, due 2/4/10	6,145	µßh
5,340	Vernon G.O. BANS, Ser. 2009, 1.75%, due 12/16/10	5,373
11,884	Westchester Co. IDA Rev. (Floater), Ser. 2007-103G, (LOC: Goldman Sachs), 0.19%, due 2/4/10	11,884	µ
		255,647

See Notes to Schedule of Investments

JANUARY 31, 2010

Schedule of Investments Neuberger Berman New York Municipal Money Fund cont’d
(UNAUDITED)

PRINCIPAL AMOUNT	SECURITY @@	VALUE ††
($000's omitted)		($000's omitted)

Puerto Rico (7.9%)
9,150	Austin Trust Var. Sts. Cert., Ser. 2008-355, (LOC: Bank of America), 0.20%, due 2/4/10	9,150	µ
1,000	Puerto Rico Commonwealth Hwy. & Trans. Au. Trans. Rev., Ser. 1998-A, (LOC: Scotiabank), 0.22%, due 2/3/10	1,000	µ
1,800	Puerto Rico Commonwealth Hwy. & Trans. Au. Trans. Rev. (Putters), Ser. 2002-246, (AGM Insured), 0.95%, due 2/4/10	1,800	ñµe
2,800	Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., Ser. 2009, (LOC: Citibank, N.A.), 0.21%, due 2/4/10	2,800	ñµ
7,595	Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., Ser. 2009, (LOC: Citibank, N.A.), 0.21%, due 2/4/10	7,595	ñµ
		22,345

	Total Investments (98.5%)	277,992

	Cash, receivables and other assets, less liabilities (1.5%)	4,168

	Total Net Assets (100.0%)	$282,160

See Notes to Schedule of Investments

JANUARY 31, 2010

Schedule of Investments Neuberger Berman Short Duration Bond Fund
(UNAUDITED)

PRINCIPAL AMOUNT	VALUE †
($000's omitted)	($000's omitted)

U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (27.0%)
8,050	U.S. Treasury Notes, 4.75%, due 3/31/11	8,458
8,200	U.S. Treasury Notes, 1.00%, due 9/30/11	8,249
250	U.S. Treasury Notes, 3.88%, due 10/31/12	268
	Total U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (Cost $16,863)	16,975

U.S. Government Agency Securities (4.2%)
1,325	Citigroup Funding, Inc., Guaranteed FDIC Floating Rate Notes, Ser. 1, 0.55%, due 3/30/10	1,335	µØØ@
1,275	Wells Fargo & Co., Guaranteed FDIC Floating Rate Notes, 0.47%, due 3/15/10	1,283	µØØ@
	Total U.S. Government Agency Securities (Cost $2,600)	2,618

Mortgage-Backed Securities (36.1%)

Adjustable Alt-A Mixed Balance (2.6%)
855	Countrywide Home Loan Mortgage Pass-Through Trust, Ser. 2006-HYB3, Class 1A1A, 4.14%, due 2/1/10	537	µ
1,723	Residential Accredit Loans, Inc., Ser. 2005-QA10, Class A31, 5.58%, due 2/1/10	1,086	µØØ
		1,623
Adjustable Alt-B Mixed Balance (0.9%)
772	Lehman XS Trust, Floating Rate, Ser. 2005-1, Class 2A1, 1.73%, due 2/1/10	551	µ

Adjustable Conforming Balance (1.8%)
1,778	Adjustable Rate Mortgage Trust, Ser. 2005-10, Class 4A1, 5.37%, due 2/1/10	1,123	µ

Adjustable Jumbo Balance (5.0%)
771	Banc of America Funding Corp., Ser. 2005-F, Class 4A1, 5.29%, due 2/1/10	559	µ
1,755	GMAC Mortgage Corp. Loan Trust, Ser. 2006-AR1, Class 1A1, 5.49%, due 2/1/10	1,337	µ
1,500	Wells Fargo Mortgage Backed Securities Trust, Ser. 2005-AR16, Class 4A2, 5.00%, due 2/1/10	1,234	µØØ
		3,130

Adjustable Mixed Balance (4.7%)
1,358	Credit Suisse First Boston Mortgage Securities Corp., Ser. 2004-AR4, Class 2A1, 3.39%, due 2/1/10	1,214	µØØ
1,815	First Horizon Mortgage Pass-Through Trust, Ser. 2005-AR5, Class 2A1, 5.45%, due 2/1/10	1,608	µ
231	Harborview Mortgage Loan Trust, Ser. 2004-4, Class 3A, 0.98%, due 2/1/10	153	µ
		2,975

Commercial Mortgage-Backed (11.3%)
371	Credit Suisse First Boston Mortgage Securities Corp., Ser. 2005-C6, Class A1, 4.94%, due 12/15/40	372	ØØ
708	GE Capital Commercial Mortgage Corp., Ser. 2002-2A, Class A2, 4.97%, due 8/11/36	736	ØØ
1,775	GE Capital Commercial Mortgage Corp., Ser. 2005-C3, Class A2, 4.85%, due 7/10/45	1,781
4	GMAC Commercial Mortgage Securities, Inc., Ser. 2006-C1, Class A1, 4.98%, due 11/10/45	4
893	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP7, Class A1, 5.83%, due 2/1/10	903	µØØ
2,268	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP5, Class A1, 5.04%, due 12/15/44	2,272	ØØ

See Notes to Schedule of Investments

JANUARY 31, 2010

Schedule of Investments Neuberger Berman Short Duration Bond Fund cont’d
(UNAUDITED)

PRINCIPAL AMOUNT	VALUE †
($000's omitted)	($000's omitted)

985	LB-UBS Commercial Mortgage Trust, Ser. 2006-C3, Class A1, 5.48%, due 3/15/32	999	ØØ
		7,067
Mortgage-Backed Non-Agency (4.6%)
806	Countrywide Home Loans, Ser. 2005-R2, Class 2A4, 8.50%, due 6/25/35	777	ñØØ
1,853	GSMPS Mortgage Loan Trust, Ser. 2005-RP2, Class 1A4, 8.50%, due 3/25/35	1,769	ñØØ
363	GSMPS Mortgage Loan Trust, Ser. 2005-RP3, Class 1A4, 8.50%, due 9/25/35	332	ñ
413	Knollwood CDO Ltd., Ser. 2006-2A, Class A2J, 0.67%, due 4/13/10	0	ñµ
		2,878

Fannie Mae (1.5%)
880	Whole Loan, Ser. 2004-W8, Class PT, 10.61%, due 2/1/10	969	µ

Freddie Mac (3.7%)
9	ARM Certificates, 3.25%, due 2/1/10	9	µ
1,191	Pass-Through Certificates, 8.00%, due 11/1/26	1,371	ØØ
823	Pass-Through Certificates, 8.50%, due 10/1/30	953	ØØ
		2,333

Government National Mortgage Association (0.0%)
16	Pass-Through Certificates, 7.00%, due 4/15/11	16	ØØ
0	Pass-Through Certificates, 7.50%, due 6/15/10 & 8/15/10	0
8	Pass-Through Certificates, 12.00%, due 12/15/12 & 3/15/14	9
		25
	Total Mortgage-Backed Securities (Cost $26,162)	22,674

Corporate Debt Securities (18.9%)

Banks (7.5%)
1,000	Bank of America Corp., Junior Subordinated Unsecured Notes, 7.80%, due 2/15/10	1,002	ØØ
300	Bank of America Corp., Senior Unsecured Notes, 6.25%, due 4/15/12	323
1,175	Citigroup, Inc., Senior Unsecured Notes, 5.13%, due 2/14/11	1,216
1,000	Goldman Sachs Group, Inc., Senior Unsecured Notes, 5.30%, due 2/14/12	1,067
1,000	Morgan Stanley, Senior Unsecured Medium-Term Notes, Ser. F, 5.75%, due 8/31/12	1,085
		4,693

Beverages (1.0%)
575	Anheuser-Busch Cos., Inc., Guaranteed Unsecured Notes, 4.95%, due 1/15/14	612

Diversified Financial Services (5.2%)
725	American Express Credit Corp., Senior Unsecured Medium-Term Notes, Ser. C, 5.88%, due 5/2/13	786
750	Bear Stearns Cos. LLC, Senior Unsecured Notes, 5.35%, due 2/1/12	806
325	Bear Stearns Cos. LLC, Senior Unsecured Medium-Term Notes, Ser. B, 6.95%, due 8/10/12	363
1,100	General Electric Capital Corp., Senior Unsecured Medium-Term Notes, Ser. A, 4.25%, due 9/13/10	1,128	ØØ
175	General Electric Capital Corp., Senior Unsecured Medium-Term Notes, 5.00%, due 4/10/12	186
		3,269
Media (2.0%)
600	Comcast Cable Communications LLC, Guaranteed Notes, 6.75%, due 1/30/11	633
600	Time Warner Cable, Inc., Guaranteed Notes, 5.40%, due 7/2/12	646
		1,279

See Notes to Schedule of Investments

JANUARY 31, 2010

Schedule of Investments Neuberger Berman Short Duration Bond Fund cont’d
(UNAUDITED)

PRINCIPAL AMOUNT	VALUE †
($000's omitted)	($000's omitted)

Office/Business Equipment (0.8%)
450	Xerox Corp., Senior Unsecured Notes, 5.50%, due 5/15/12	480

Oil & Gas (0.7%)
425	XTO Energy, Inc., Senior Unsecured Notes, 5.90%, due 8/1/12	469

Pharmaceuticals (1.2%)
735	Pfizer, Inc., Senior Unsecured Notes, 4.45%, due 3/15/12	782

Telecommunications (0.5%)
300	Telecom Italia Capital SA, Guaranteed Notes, 5.25%, due 11/15/13	320
	Total Corporate Debt Securities (Cost $11,723)	11,904

Asset-Backed Securities (9.1%)
874	ACE Securities Corp. Home Equity Loan Trust, Ser. 2006-ASP5, Class A2B, 0.36%, due 2/25/10	486	µØØ
400	ACE Securities Corp. Home Equity Loan Trust, Ser. 2006-OP1, Class A2C, 0.38%, due 2/25/10	282	µØØ
400	Bear Stearns Asset Backed Securities Trust, Ser. 2006-HE9, Class 1A2, 0.38%, due 2/25/10	204	µ
619	Carrington Mortgage Loan Trust, Ser. 2006-OPT1, Class A3, 0.41%, due 2/25/10	524	µ
850	Carrington Mortgage Loan Trust, Ser. 2007-FRE1, Class A3, 0.49%, due 2/25/10	364	µ
800	Chase Issuance Trust, Ser. 2009-A5, Class A5, 1.03%, due 2/16/10	802	µØØ
526	Countrywide Asset-Backed Certificates Trust, Ser. 2006-3, Class 2A2, 0.41%, due 2/25/10	438	µ
310	Countrywide Asset-Backed Certificates Trust, Ser. 2006-5, Class 2A2, 0.41%, due 2/25/10	248	µ
546	Countrywide Asset-Backed Certificates Trust, Ser. 2006-6, Class 2A2, 0.41%, due 2/25/10	426	µ
120	DaimlerChrysler Auto Trust, Ser. 2008-B, Class A2B, 1.16%, due 2/8/10	120	µ
230	Impac Secured Assets Corp., Ser. 2006-3, Class A4, 0.32%, due 2/25/10	62	µ
507	Residential Asset Mortgage Products, Inc., Ser. 2006-RS1, Class AI2, 0.46%, due 2/25/10	340	µ
339	Securitized Asset Backed Receivables LLC Trust, Ser. 2006-WM4, Class A2C, 0.39%, due 2/25/10	119	µ
1,100	Soundview Home Equity Loan Trust, Ser. 2006-OPT3, Class 2A3, 0.40%, due 2/25/10	863	µØØ
432	Structured Asset Investment Loan Trust, Ser. 2006-3, Class A4, 0.32%, due 2/25/10	416	µØØ
	Total Asset-Backed Securities (Cost $7,944)	5,694

NUMBER OF SHARES
Short-Term Investments (4.5%)
2,850,000	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $2,850)	2,850

	Total Investments (99.8%) (Cost $68,142)	62,715	##

	Cash, receivables and other assets, less liabilities (0.2%)	110	¢¢

	Total Net Assets (100.0%)	$62,825

See Notes to Schedule of Investments

JANUARY 31, 2010

Schedule of Investments Neuberger Berman Strategic Income Fund
(UNAUDITED)

PRINCIPAL AMOUNT	VALUE †
($000's omitted)	($000's omitted)

Bank Loan Obligations µ (1.9%)

Airlines (0.3%)
800	United Airlines, Inc., Term Loan B, 2.28%, due 2/1/14	647
Electric - Generation (0.9%)
2,045	Texas Competitive Electric Holdings Co. LLC, Term Loan DD, 3.50%, due 10/10/14	1,673
Media - Cable (0.1%)
134	Cequel Communications LLC, Term Loan B, 6.28%, due 5/5/14	135
Software/Services (0.6%)
803	First Data Corp., Term Loan B2, 3.00%, due 9/24/14	694
428	First Data Corp., Term Loan B3, 3.00%, due 9/24/14	369
		1,063

	Total Bank Loan Obligations (Cost $3,245)	3,518

U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (7.9%)
8,817	U.S. Treasury Inflation Index Notes, 2.38%, due 1/15/17 & 1/15/25	9,588	ØØ
1,965	U.S. Treasury Notes, 2.38%, due 10/31/14	1,977
2,950	U.S. Treasury Notes, 3.63%, due 8/15/19	2,958
	Total U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (Cost $14,042)	14,523

Mortgage-Backed Securities (22.7%)

Adjustable Rate Mortgages (4.1%)
1,000	Banc of America Commercial Mortgage, Inc., Ser. 2007-3, Class A4, 5.66%, due 2/1/10	882	µ
300	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C4, Class A4, 5.81%, due 2/1/10	246	µØØ
1,925	CWCapital Cobalt Ltd., Ser. 2007-C3, Class A4, 5.82%, due 2/1/10	1,663	µØØ
1,000	GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A4, 5.80%, due 2/1/10	869	µØØ
1,200	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-CB19, Class A4, 5.75%, due 2/1/10	1,126	µØØ
790	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A4, 5.82%, due 2/1/10	721	µØØ
400	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP7, Class A4, 5.87%, due 2/1/10	402	µ
2,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-7, Class A4, 5.75%, due 2/1/10	1,726	µ
		7,635

Commercial Mortgage-Backed (9.6%)
839	Banc of America Commercial Mortgage, Inc., Ser. 2006-3, Class A4, 5.89%, due 7/10/44	763
600	Banc of America Commercial Mortgage, Inc., Ser. 2006-6, Class A4, 5.36%, due 10/10/45	553
730	Banc of America Commercial Mortgage, Inc., Ser. 2006-4, Class A4, 5.63%, due 7/10/46	699
700	Banc of America Commercial Mortgage, Inc., Ser. 2006-5, Class A4, 5.41%, due 9/10/47	684
435	Banc of America Commercial Mortgage, Inc., Ser. 2007-1, Class A4, 5.45%, due 1/15/49	391
1,900	Bear Stearns Commercial Mortgage Securities, Ser. 2007-PW15, Class A4, 5.33%, due 2/11/44	1,696

See Notes to Schedule of Investments

JANUARY 31, 2010

Schedule of Investments Neuberger Berman Strategic Income Fund cont’d
(UNAUDITED)

PRINCIPAL AMOUNT	VALUE †
($000's omitted)	($000's omitted)

550	Bear Stearns Commercial Mortgage Securities, Ser. 2007-PW17, Class A4, 5.69%, due 6/11/50	516
250	Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2007-CD4, Class A4, 5.32%, due 12/11/49	225	ØØ
500	Commercial Mortgage Pass-Through Certificates, Ser. 2006-C8, Class A4, 5.31%, due 12/10/46	451
1,060	Credit Suisse Mortgage Capital Certificates, Ser. 2006-C4, Class A3, 5.47%, due 9/15/39	946
400	Credit Suisse Mortgage Capital Certificates, Ser. 2006-C5, Class A3, 5.31%, due 12/15/39	352	ØØ
500	CWCapital Cobalt Ltd., Ser. 2007-C2, Class A3, 5.48%, due 4/15/47	416
335	Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A4, 5.44%, due 3/10/39	310
500	GS Mortgage Securities Corp. II, Ser. 2005-GG4, Class A3, 4.61%, due 7/10/39	506	ØØ
700	GS Mortgage Securities Corp. II, Ser. 2005-GG4, Class A4, 4.76%, due 7/10/39	669	ØØ
250	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB14, Class ASB, 5.51%, due 12/12/44	259	ØØ
500	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP9, Class A3, 5.34%, due 5/15/47	452
800	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-CB18, Class A4, 5.44%, due 6/12/47	749	ØØ
1,610	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-CB20, Class A4, 5.79%, due 2/12/51	1,505	ØØ
1,950	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD12, Class A4, 5.88%, due 2/15/51	1,835
915	LB-UBS Commercial Mortgage Trust, Ser. 2007-C6, Class A4, 5.86%, due 7/15/40	827	ØØ
1,880	Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-5, Class A4, 5.38%, due 8/12/48	1,525
900	Morgan Stanley Capital I, Ser. 2007-IQ16, Class A4, 5.81%, due 12/12/49	832	ØØ
400	Wachovia Bank Commercial Mortgage Trust, Ser. 2005-C19, Class A5, 4.66%, due 5/15/44	409
250	Wachovia Bank Commercial Mortgage Trust, Ser. 2007-C31, Class A4, 5.51%, due 4/15/47	208	ØØ
		17,778

Fannie Mae (6.9%)
405	Pass-Through Certificates, 5.00%, due 8/1/33 – 5/1/37	422	ØØ
8,411	Pass-Through Certificates, 5.50%, due 7/1/33 – 1/1/39	8,921	ØØ
2,485	Pass-Through Certificates, 5.50%, TBA, 30 Year Maturity	2,632	Ø
724	Pass-Through Certificates, 6.00%, due 9/1/33 & 7/1/38	774	ØØ
4	Pass-Through Certificates, 6.50%, due 9/1/32	4	ØØ
11	Pass-Through Certificates, 7.00%, due 7/1/29	12	ØØ
3	Pass-Through Certificates, 7.50%, due 12/1/32	3	ØØ
		12,768

Freddie Mac (2.1%)
10	Pass-Through Certificates, 4.50%, due 8/1/18	11	ØØ
2,258	Pass-Through Certificates, 5.00%, due 5/1/18 – 8/1/39	2,347	ØØ
1,291	Pass-Through Certificates, 5.50%, due 9/1/17 – 11/1/38	1,373	ØØ
37	Pass-Through Certificates, 6.00%, due 4/1/17 – 12/1/33	41	ØØ
2	Pass-Through Certificates, 6.50%, due 3/1/16	3	ØØ

See Notes to Schedule of Investments

JANUARY 31, 2010

Schedule of Investments Neuberger Berman Strategic Income Fund cont’d
(UNAUDITED)

PRINCIPAL AMOUNT	VALUE †
($000's omitted)	($000's omitted)

4	Pass-Through Certificates, 7.00%, due 6/1/32	4	ØØ
		3,779

Government National Mortgage Association (0.0%)
5	Pass-Through Certificates, 6.50%, due 7/15/32	5	ØØ
4	Pass-Through Certificates, 7.00%, due 8/15/32	4	ØØ
		9
	Total Mortgage-Backed Securities (Cost $39,408)	41,969

Corporate Debt Securities (57.8%)

Airlines (1.6%)
199	American Airlines, Inc., Pass-Through Certificates, Ser. 2009-1A, 10.38%, due 7/2/19	225
335	American Airlines, Inc., Senior Secured Notes, 10.50%, due 10/15/12	349	ñ
305	Continental Airlines, Inc., Pass-Through Certificates, Ser. 2007-1, Class A, 5.98%, due 4/19/22	295	ØØ
470	Continental Airlines, Inc., Pass-Through Certificates, Ser. A, 7.25%, due 11/10/19	479
438	Delta Air Lines, Inc., Pass-Through Certificates, Ser. 2007-1, Class A, 6.82%, due 8/10/22	428	ØØ
390	Delta Air Lines, Inc., Pass-Through Certificates, Ser. A, 7.75%, due 12/17/19	411
440	Delta Air Lines, Inc., Senior Secured Notes, 9.50%, due 9/15/14	459	ñ
95	United Air Lines, Inc., Senior Secured Notes, 9.88%, due 8/1/13	96	ñ
267	United Airlines, Inc., Pass-Through Certificates, Ser. 2007-1, Class A, 6.64%, due 7/2/22	230	ØØ
		2,972

Auto Loans (1.3%)
330	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 7.00%, due 10/1/13	330
2,040	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 8.13%, due 1/15/20	2,054
		2,384

Automakers (0.6%)
240	Ford Holdings, Inc., Guaranteed Notes, 9.30%, due 3/1/30	238
100	Ford Motor Co., Senior Unsecured Notes, 9.98%, due 2/15/47	100
340	Navistar Int'l Corp., Guaranteed Notes, 8.25%, due 11/1/21	343
425	Volvo Treasury AB, Notes, 5.95%, due 4/1/15	450	ñ
		1,131

Banking (9.9%)
370	American Express Co., Senior Unsecured Notes, 8.13%, due 5/20/19	447	ØØ
650	American Express Credit Corp., Senior Unsecured Medium-Term Notes, Ser. C, 5.88%, due 5/2/13	705	ØØ
290	American Express Credit Corp., Senior Unsecured Medium-Term Notes, Ser. D, 5.13%, due 8/25/14	309
635	Bank of America Corp., Senior Unsecured Medium-Term Notes, Ser. L, 7.38%, due 5/15/14	720	ØØ
370	Bank of America Corp., Senior Unsecured Medium-Term Notes, Ser. L, 5.65%, due 5/1/18	373
935	Bank of America Corp., Unsecured Notes, 6.50%, due 8/1/16	1,012
360	Barclays Bank PLC, Senior Unsecured Notes, 5.00%, due 9/22/16	370
21	CIT Group, Inc., Senior Secured Notes, 7.00%, due 5/1/14	19
21	CIT Group, Inc., Senior Secured Notes, 7.00%, due 5/1/15	18
1,035	CIT Group, Inc., Senior Secured Notes, 7.00%, due 5/1/16	890
1,459	CIT Group, Inc., Senior Secured Notes, 7.00%, due 5/1/17	1,244
1,650	Citigroup, Inc., Senior Unsecured Notes, 6.13%, due 11/21/17	1,669
620	Citigroup, Inc., Senior Unsecured Notes, 8.13%, due 7/15/39	703
805	Citigroup, Inc., Unsecured Notes, 8.50%, due 5/22/19	939	ØØ
555	Credit Suisse AG, Subordinated Notes, 5.40%, due 1/14/20	554
420	Deutsche Bank AG, Senior Unsecured Notes, 3.88%, due 8/18/14	433
1,510	GMAC LLC, Guaranteed Notes, 8.00%, due 11/1/31	1,446

See Notes to Schedule of Investments

JANUARY 31, 2010

Schedule of Investments Neuberger Berman Strategic Income Fund cont’d
(UNAUDITED)

PRINCIPAL AMOUNT	VALUE †
($000's omitted)	($000's omitted)

1,090	GMAC LLC, Subordinated Notes, 8.00%, due 12/31/18	1,030
285	Goldman Sachs Group, Inc., Medium-Term Notes, 6.00%, due 5/1/14	312	ØØ
360	Goldman Sachs Group, Inc., Senior Medium-Term Notes, 3.63%, due 8/1/12	372
100	Goldman Sachs Group, Inc., Senior Unsecured Notes, 5.15%, due 1/15/14	106	ØØ
515	Goldman Sachs Group, Inc., Subordinated Notes, 6.75%, due 10/1/37	509	ØØ
500	JP Morgan Chase & Co., Senior Unsecured Notes, 3.70%, due 1/20/15	505
50	JP Morgan Chase Capital XV, Guaranteed Notes, 5.88%, due 3/15/35	45	ØØ
225	Lloyds Banking Group PLC, Junior Subordinated Notes, 6.27%, due 11/14/16	135	ñ
845	Lloyds TSB Bank PLC, Guaranteed Notes, 5.80%, due 1/13/20	836	ñ
385	Macquarie Group Ltd., Senior Unsecured Notes, 6.00%, due 1/14/20	381	ñ
460	Merrill Lynch & Co., Senior Unsecured Medium-Term Notes, Ser. C, 5.45%, due 2/5/13	489	ØØ
75	Merrill Lynch & Co., Subordinated Notes, 6.11%, due 1/29/37	68	ØØ
1,075	Morgan Stanley, Senior Unsecured Medium-Term Notes, Ser. F, 5.63%, due 9/23/19	1,085
250	Morgan Stanley, Subordinated Notes, 4.75%, due 4/1/14	256	ØØ
380	Royal Bank of Scotland PLC, Guaranteed Medium-Term Notes, 4.88%, due 8/25/14	390	ñ
		18,370

Beverage (0.2%)
300	Constellation Brands, Inc., Guaranteed Notes, 7.25%, due 9/1/16	302

Building & Construction (0.2%)
275	Standard Pacific Corp., Guaranteed Notes, 10.75%, due 9/15/16	289

Building Materials (0.6%)
410	Goodman Global Group, Inc., Senior Discount Notes, 0.00%, due 12/15/14	238	ñ
40	Masco Corp., Senior Unsecured Notes, 6.13%, due 10/3/16	38
275	Owens Corning, Inc., Guaranteed Notes, 9.00%, due 6/15/19	316
180	Ply Gem Industries, Inc., Senior Secured Notes, 11.75%, due 6/15/13	183
235	Ply Gem Industries, Inc., Senior Subordinated Notes, 13.13%, due 7/15/14	235	ñ
95	USG Corp., Guaranteed Notes, 9.75%, due 8/1/14	101	ñ
		1,111

Chemicals (1.3%)
555	Huntsman Int'l LLC, Guaranteed Notes, 5.50%, due 6/30/16	484	ñ
275	Momentive Performance Materials, Inc., Guaranteed Notes, 12.50%, due 6/15/14	308	ñ
300	Nalco Co., Senior Notes, 8.25%, due 5/15/17	318	ñ
325	The Dow Chemical Co., Senior Unsecured Notes, 5.90%, due 2/15/15	352
840	The Dow Chemical Co., Senior Unsecured Notes, 8.55%, due 5/15/19	1,005	ØØ
		2,467

Consumer/Commercial/Lease Financing (1.8%)
160	American General Finance Corp., Senior Unsecured Medium-Term Notes, Ser. H, 5.38%, due 10/1/12	132
1,510	American General Finance Corp., Senior Unsecured Medium-Term Notes, Ser. I, 5.85%, due 6/1/13	1,233
225	American General Finance Corp., Senior Unsecured Medium-Term Notes, Ser. I, 5.40%, due 12/1/15	160
760	American General Finance Corp., Senior Unsecured Medium-Term Notes, Ser. J, 6.90%, due 12/15/17	555
150	General Electric Capital Corp., Senior Unsecured Medium-Term Notes, Ser. A, 5.25%, due 10/19/12	160	ØØ
495	General Electric Capital Corp., Senior Unsecured Medium-Term Notes, Ser. A, 6.88%, due 1/10/39	514	ØØ
450	General Electric Capital Corp., Senior Unsecured Notes, 5.90%, due 5/13/14	491	ØØ
		3,245

Department Stores (0.5%)
400	JC Penney Corp., Inc., Senior Unsecured Notes, 7.40%, due 4/1/37	403

See Notes to Schedule of Investments

JANUARY 31, 2010

Schedule of Investments Neuberger Berman Strategic Income Fund cont’d
(UNAUDITED)

PRINCIPAL AMOUNT	VALUE †
($000's omitted)	($000's omitted)

330	Macy's Retail Holdings, Inc., Guaranteed Unsecured Notes, 7.00%, due 2/15/28	302
235	Macy's Retail Holdings, Inc., Senior Guaranteed Notes, 6.90%, due 4/1/29	215
		920

Diversified Capital Goods (0.3%)
500	Ingersoll-Rand Global Holding Co. Ltd., Guaranteed Notes, 6.00%, due 8/15/13	553	ØØ

Electric (0.2%)
390	Duke Energy Corp., Senior Unsecured Notes, 6.30%, due 2/1/14	437	ØØ

Electric - Generation (1.7%)
535	Dynegy-Roseton/Danskammer, Pass-Through Certificates, Ser. B, 7.67%, due 11/8/16	530
130	Edison Mission Energy, Senior Unsecured Notes, 7.00%, due 5/15/17	103
435	Edison Mission Energy, Senior Unsecured Notes, 7.20%, due 5/15/19	337	ØØ
465	Edison Mission Energy, Senior Unsecured Notes, 7.63%, due 5/15/27	342
58	Homer City Funding LLC, Senior Secured Notes, 8.14%, due 10/1/19	59
210	NRG Energy, Inc., Guaranteed Notes, 7.38%, due 2/1/16	209
1,200	NRG Energy, Inc., Guaranteed Notes, 7.38%, due 1/15/17	1,192	ØØ
365	Oncor Electric Delivery Co., Senior Secured Notes, 6.38%, due 5/1/12	397	ØØ
		3,169

Electric - Integrated (0.6%)
725	AES Corp., Senior Secured Notes, 8.75%, due 5/15/13	740	ñ
215	Exelon Generation Co. LLC, Senior Unsecured Notes, 6.25%, due 10/1/39	222
220	FirstEnergy Solutions Corp., Guaranteed Notes, 4.80%, due 2/15/15	229
		1,191

Electronics (0.1%)
105	Advanced Micro Devices, Inc., Senior Unsecured Notes, 8.13%, due 12/15/17	106	ñ

Energy (0.2%)
330	PSALM Corp., Guaranteed Notes, 7.39%, due 12/2/24	339	ñ

Energy - Exploration & Production (1.4%)
530	Anadarko Petroleum Corp., Senior Unsecured Notes, 5.95%, due 9/15/16	573	ØØ
65	Atlas Energy Operating Co. LLC, Guaranteed Notes, 10.75%, due 2/1/18	71
30	Chesapeake Energy Corp., Guaranteed Notes, 9.50%, due 2/15/15	33
190	Chesapeake Energy Corp., Guaranteed Notes, 6.88%, due 1/15/16	187
715	Chesapeake Energy Corp., Guaranteed Notes, 7.25%, due 12/15/18	712	ØØ
205	Cimarex Energy Co., Guaranteed Notes, 7.13%, due 5/1/17	204
625	Forest Oil Corp., Guaranteed Notes, 7.25%, due 6/15/19	628
160	SandRidge Energy, Inc., Guaranteed Notes, 8.00%, due 6/1/18	159	ñ
		2,567

Entertainment (0.4%)
630	Time Warner, Inc., Guaranteed Unsecured Notes, 6.88%, due 5/1/12	697	ØØ

Food & Beverage (1.1%)
1,275	Anheuser-Busch InBev Worldwide, Inc., Guaranteed Notes, 7.75%, due 1/15/19	1,512	ñØØ
440	Mead Johnson Nutrition Co., Senior Unsecured Notes, 3.50%, due 11/1/14	441	ñ
		1,953

Food & Drug Retailers (0.6%)
450	Ingles Markets, Inc., Senior Unsecured Notes, 8.88%, due 5/15/17	466
150	Rite Aid Corp., Senior Secured Notes, 9.75%, due 6/12/16	160
480	Rite Aid Corp., Senior Secured Notes, 10.25%, due 10/15/19	508	ñ
		1,134

Food - Wholesale (0.4%)
315	Kraft Foods, Inc., Senior Unsecured Notes, 6.75%, due 2/19/14	354	ØØ

See Notes to Schedule of Investments

JANUARY 31, 2010

Schedule of Investments Neuberger Berman Strategic Income Fund cont’d
(UNAUDITED)

PRINCIPAL AMOUNT	VALUE †
($000's omitted)	($000's omitted)

340	Kraft Foods, Inc., Senior Unsecured Notes, 6.13%, due 2/1/18	364
		718

Forestry/Paper (0.6%)
340	Georgia-Pacific LLC, Guaranteed Notes, 7.00%, due 1/15/15	347	ñ
150	Georgia-Pacific LLC, Guaranteed Notes, 8.25%, due 5/1/16	160	ñØØ
485	PE Paper Escrow GmbH, Senior Secured Notes, 12.00%, due 8/1/14	536	ñ
		1,043

Gaming (1.7%)
330	FireKeepers Development Authority, Senior Secured Notes, 13.88%, due 5/1/15	378	ñ
225	Harrah's Operating Co., Inc., Guaranteed Notes, 5.63%, due 6/1/15	138
520	Harrah's Operating Co., Inc., Guaranteed Notes, 10.75%, due 2/1/16	430
430	Harrah's Operating Co., Inc., Senior Secured Notes, 11.25%, due 6/1/17	457
580	MGM Mirage, Inc., Senior Secured Notes, 11.13%, due 11/15/17	652	ñØØ
200	Peninsula Gaming LLC, Senior Secured Notes, 8.38%, due 8/15/15	203	ñ
865	Pokagon Gaming Authority, Senior Notes, 10.38%, due 6/15/14	903	ñ
		3,161

Gas Distribution (4.0%)
200	AmeriGas Partners L.P., Senior Unsecured Notes, 7.13%, due 5/20/16	203
940	El Paso Corp., Global Medium-Term Notes, 7.80%, due 8/1/31	934
200	El Paso Corp., Senior Unsecured Medium-Term Notes, 8.25%, due 2/15/16	216
285	Enterprise Products Operating LLC, Guaranteed Notes, 6.13%, due 10/15/39	282
365	Enterprise Products Operating LLC, Guaranteed Notes, Ser. G, 5.60%, due 10/15/14	399	ØØ
440	Ferrellgas Partners L.P., Senior Notes, 9.13%, due 10/1/17	468	ñ
1,000	Ferrellgas Partners L.P., Senior Unsecured Notes, 8.75%, due 6/15/12	1,002
200	Ferrellgas Partners L.P., Senior Unsecured Notes, 6.75%, due 5/1/14	197
340	Kinder Morgan Energy Partners L.P., Senior Unsecured Notes, 5.95%, due 2/15/18	368	ØØ
270	Kinder Morgan Energy Partners L.P., Senior Unsecured Notes, 6.50%, due 9/1/39	281
300	Kinder Morgan Finance Co., Guaranteed Notes, 5.70%, due 1/5/16	291
805	MarkWest Energy Partners L.P., Guaranteed Notes, Ser. B, 8.75%, due 4/15/18	837
245	Regency Energy Partners L.P., Guaranteed Notes, 8.38%, due 12/15/13	256
1,510	Sabine Pass LNG L.P., Senior Secured Notes, 7.50%, due 11/30/16	1,334
210	Williams Cos., Inc., Senior Unsecured Notes, 8.75%, due 1/15/20	270
		7,338

Health Care (0.4%)
675	Express Scripts, Inc., Guaranteed Notes, 5.25%, due 6/15/12	724	ØØ

Health Facilities (1.4%)
200	HCA, Inc., Secured Notes, 9.13%, due 11/15/14	208
1,500	HCA, Inc., Secured Notes, 9.25%, due 11/15/16	1,582
50	HCA, Inc., Senior Secured Notes, 8.50%, due 4/15/19	53	ñØØ
400	Health Management Associates, Inc., Senior Secured Notes, 6.13%, due 4/15/16	373
120	LVB Acquisition, Inc., Guaranteed Notes, 10.00%, due 10/15/17	131
300	NMH Holdings, Inc., Guaranteed Notes, 11.25%, due 7/1/14	300
		2,647

Health Services (0.5%)
1,095	Service Corp. Int'l, Senior Unsecured Notes, 7.50%, due 4/1/27	1,013

Hotels (0.3%)
510	Host Hotels & Resorts L.P., Guaranteed Notes, 7.13%, due 11/1/13	514

Independent (0.2%)
340	Devon Energy Corp., Senior Notes, 5.63%, due 1/15/14	372	ØØ

Integrated Energy (0.2%)
325	Petrobras Int'l Finance Co., Guaranteed Notes, 5.75%, due 1/20/20	321

See Notes to Schedule of Investments

JANUARY 31, 2010

Schedule of Investments Neuberger Berman Strategic Income Fund cont’d
(UNAUDITED)

PRINCIPAL AMOUNT	VALUE †
($000's omitted)	($000's omitted)

Life (0.2%)
460	Prudential Financial, Inc., Senior Unsecured Medium-Term Notes, Ser. D, 3.88%, due 1/14/15	464

Machinery (0.3%)
525	Roper Industries, Inc., Senior Unsecured Notes, 6.25%, due 9/1/19	560
40	Terex Corp., Senior Subordinated Notes, 8.00%, due 11/15/17	38
		598

Media - Broadcast (0.7%)
40	Clear Channel Communications, Inc., Senior Unsecured Notes, 5.00%, due 3/15/12	33
135	Clear Channel Communications, Inc., Senior Unsecured Notes, 5.75%, due 1/15/13	101
170	Clear Channel Communications, Inc., Senior Unsecured Notes, 5.50%, due 9/15/14	102
135	Clear Channel Worldwide Holdings, Inc., Guaranteed Notes, Ser. B, 9.25%, due 12/15/17	139	ñ
330	LIN Television Corp., Guaranteed Notes, Ser. B, 6.50%, due 5/15/13	310
215	Sinclair Television Group, Inc., Senior Secured Notes, 9.25%, due 11/1/17	222	ñ
325	Umbrella Acquisition, Inc., Guaranteed Notes, 9.75%, due 3/15/15	286	ñ
180	Univision Communications, Inc., Senior Secured Notes, 12.00%, due 7/1/14	194	ñ
		1,387

Media - Cable (2.7%)
325	Cequel Communications Holdings I LLC, Senior Unsecured Notes, 8.63%, due 11/15/17	325	ñ
200	CSC Holdings, Inc., Senior Unsecured Notes, 8.63%, due 2/15/19	218	ñØØ
655	DirecTV Holdings LLC, Guaranteed Notes, 4.75%, due 10/1/14	683	ñ
535	DISH DBS Corp., Guaranteed Notes, 7.88%, due 9/1/19	552
345	Time Warner Cable, Inc., Guaranteed Notes, 8.75%, due 2/14/19	427
575	UPC Holding BV, Senior Secured Notes, 9.88%, due 4/15/18	608	ñ
1,400	Videotron Ltee, Guaranteed Notes, 9.13%, due 4/15/18	1,512
300	Videotron Ltee, Guaranteed Senior Unsecured Notes, 6.88%, due 1/15/14	298
390	Virgin Media Finance PLC, Guaranteed Notes, 9.13%, due 8/15/16	406
		5,029

Media - Services (0.7%)
115	Lamar Media Corp., Guaranteed Notes, 9.75%, due 4/1/14	126
550	Nielsen Finance LLC, Guaranteed Notes, 11.50%, due 5/1/16	616
150	The Interpublic Group of Cos., Inc., Senior Unsecured Notes, 10.00%, due 7/15/17	166
285	WMG Acquisition Corp., Senior Secured Notes, 9.50%, due 6/15/16	305	ñØØ
		1,213

Media Noncable (0.2%)
260	News America, Inc., Guaranteed Notes , 6.90%, due 8/15/39	288	ñ

Metals/Mining Excluding Steel (1.3%)
115	Arch Coal, Inc., Guaranteed Notes, 8.75%, due 8/1/16	123	ñ
1,255	Arch Western Finance LLC, Guaranteed Notes, 6.75%, due 7/1/13	1,243	ØØ
500	Massey Energy Co., Guaranteed Notes, 6.88%, due 12/15/13	496
265	Teck Resources Ltd., Senior Secured Notes, 10.75%, due 5/15/19	312
250	Vale Overseas Ltd., Guaranteed Notes, 6.88%, due 11/10/39	255
		2,429

Multi - Line Insurance (0.3%)
250	American Int'l Group, Inc., Junior Subordinated Debentures, 8.18%, due 5/15/38	168	µ
390	Hartford Financial Services Group, Inc., Senior Unsecured Notes, 5.38%, due 3/15/17	391
		559

See Notes to Schedule of Investments

JANUARY 31, 2010

Schedule of Investments Neuberger Berman Strategic Income Fund cont’d
(UNAUDITED)

PRINCIPAL AMOUNT	VALUE †
($000's omitted)	($000's omitted)

Oil Refining & Marketing (0.2%)
370	Valero Energy Corp., Guaranteed Notes, 6.63%, due 6/15/37	348

Packaging (0.4%)
575	Ball Corp., Guaranteed Notes, 7.13%, due 9/1/16	599
65	Ball Corp., Guaranteed Notes, 6.63%, due 3/15/18	66
		665

Pharmaceuticals (0.2%)
385	Watson Pharmaceuticals, Inc., Senior Unsecured Notes, 5.00%, due 8/15/14	402

Pipelines (0.6%)
365	Midcontinent Express Pipeline LLC, Senior Unsecured Notes, 6.70%, due 9/15/19	384	ñ
475	NGPL Pipeco LLC, Senior Unsecured Notes, 6.51%, due 12/15/12	525	ñØØ
170	Plains All American Pipeline L.P., Guaranteed Notes, 4.25%, due 9/1/12	178
		1,087

Printing & Publishing (0.3%)
345	Cengage Learning Acquisitions, Inc., Senior Notes, 10.50%, due 1/15/15	334	ñ
65	Gannett Co., Inc., Guaranteed Notes, 8.75%, due 11/15/14	68	ñ
165	Gannett Co., Inc., Guaranteed Notes, 9.38%, due 11/15/17	173	ñ
		575

Real Estate Dev. & Mgt. (0.4%)
910	Realogy Corp., Guaranteed Notes, 10.50%, due 4/15/14	774

Refining (0.6%)
995	Motiva Enterprises LLC, Notes, 5.75%, due 1/15/20	1,045	ñ

REITs (1.2%)
330	Simon Property Group L.P., Senior Unsecured Notes, 10.35%, due 4/1/19	430
40	Ventas Realty L.P., Guaranteed Notes, 6.50%, due 6/1/16	39
680	Ventas Realty L.P., Guaranteed Notes, 6.50%, due 6/1/16	659
255	Ventas Realty L.P., Guaranteed Notes, 6.75%, due 4/1/17	250
660	WEA Finance LLC, Guaranteed Notes, 7.50%, due 6/2/14	753	ñØØ
		2,131

Restaurants (0.0%)
95	OSI Restaurant Partners, Inc., Guaranteed Notes, 10.00%, due 6/15/15	90

Retailers (0.2%)
430	CVS Pass-Through Trust, Pass-Through Certificates, 7.51%, due 1/10/32	463	ñ

Software/Services (1.3%)
675	Ceridian Corp., Guaranteed Notes, 12.25%, due 11/15/15	655
505	First Data Corp., Guaranteed Notes, 10.55%, due 9/24/15	429
340	Lender Processing Services, Inc., Guaranteed Notes, 8.13%, due 7/1/16	363
435	SunGard Data Systems, Inc., Guaranteed Notes, 10.63%, due 5/15/15	473
400	SunGard Data Systems, Inc., Guaranteed Notes, 10.25%, due 8/15/15	415
		2,335

Specialty Retail (0.3%)
515	Toys "R" Us Property Co. I LLC, Guaranteed Notes, 10.75%, due 7/15/17	570	ñ

Steel Producers/Products (1.4%)
745	ArcelorMittal, Senior Unsecured Notes, 9.85%, due 6/1/19	946	ØØ
285	Tube City IMS Corp., Guaranteed Notes, 9.75%, due 2/1/15	282
1,710	United States Steel Corp., Senior Unsecured Notes, 6.65%, due 6/1/37	1,449
		2,677

Supermarkets (0.2%)
365	Delhaize Group, Guaranteed Notes, 5.88%, due 2/1/14	401	ØØ

Support - Services (0.9%)
435	Cardtronics, Inc., Guaranteed Notes, 9.25%, due 8/15/13	446
485	RSC Equipment Rental, Inc., Senior Notes, 10.25%, due 11/15/19	503	ñ
500	United Rentals N.A., Inc., Guaranteed Notes, 7.75%, due 11/15/13	487

See Notes to Schedule of Investments

JANUARY 31, 2010

Schedule of Investments Neuberger Berman Strategic Income Fund cont’d
(UNAUDITED)

PRINCIPAL AMOUNT	VALUE †
($000's omitted)	($000's omitted)

150	United Rentals N.A., Inc., Guaranteed Notes, 10.88%, due 6/15/16	164
		1,600

Technology (0.8%)
505	Analog Devices, Inc., Senior Unsecured Notes, 5.00%, due 7/1/14	537
530	Xerox Corp., Senior Notes, 5.63%, due 12/15/19	548
315	Xerox Corp., Senior Unsecured Notes, 5.50%, due 5/15/12	336	ØØ
		1,421

Telecom - Integrated/Services (3.2%)
135	Citizens Communications Corp., Senior Unsecured Notes, 6.63%, due 3/15/15	132
950	Citizens Communications Corp., Senior Unsecured Notes, 9.00%, due 8/15/31	940
275	Dycom Investments, Inc., Guaranteed Notes, 8.13%, due 10/15/15	259
185	GCI, Inc., Senior Notes, 8.63%, due 11/15/19	191	ñ
125	Intelsat Bermuda Ltd., Guaranteed Notes, 11.50%, due 2/4/17	127
205	Intelsat Subsidiary Holding Co., Ltd., Guaranteed Notes, 8.50%, due 1/15/13	207
305	Intelsat Subsidiary Holding Co., Ltd., Guaranteed Notes, 8.88%, due 1/15/15	313
510	Level 3 Financing, Inc., Guaranteed Notes, 10.00%, due 2/1/18	477	ñ
900	Qwest Corp., Senior Unsecured Notes, 8.88%, due 3/15/12	966	ØØ
685	Qwest Corp., Senior Unsecured Notes, 8.38%, due 5/1/16	750
230	US West Capital Funding, Inc., Guaranteed Unsecured Notes, 6.88%, due 7/15/28	198
1,000	Windstream Corp., Guaranteed Notes, 8.13%, due 8/1/13	1,050
225	Windstream Corp., Guaranteed Notes, 8.63%, due 8/1/16	231	ØØ
		5,841

Telecom - Wireless (1.9%)
350	CC Holdings GS V LLC/Crown Castle GS III Corp., Senior Secured Notes, 7.75%, due 5/1/17	377	ñ
705	Clearwire Communications LLC, Senior Secured Notes, 12.00%, due 12/1/15	708	ñ
765	Cricket Communications, Inc., Senior Secured Notes, 7.75%, due 5/15/16	770
565	MetroPCS Wireless, Inc., Guaranteed Notes, 9.25%, due 11/1/14	569
135	Nextel Communications, Inc., Guaranteed Notes, Ser. E, 6.88%, due 10/31/13	126
745	Sprint Capital Corp., Guaranteed Notes, 6.88%, due 11/15/28	585
250	Sprint Nextel Corp., Senior Unsecured Notes, 6.00%, due 12/1/16	217	ØØ
150	Telesat Canada/Telesat LLC, Senior Unsecured Notes, 11.00%, due 11/1/15	168
		3,520

Tobacco (1.6%)
520	Altria Group, Inc., Guaranteed Notes, 9.70%, due 11/10/18	651	ØØ
500	Altria Group, Inc., Guaranteed Notes, 9.95%, due 11/10/38	662	ØØ
1,510	Lorillard Tobacco Co., Senior Unsecured Notes, 8.13%, due 6/23/19	1,657
		2,970

Transportation Excluding Air/Rail (0.6%)
1,085	ERAC USA Finance Co., Guaranteed Notes, 7.00%, due 10/15/37	1,141	ñØØ

Wirelines (0.8%)
750	AT&T, Inc., Senior Unsecured Notes, 4.85%, due 2/15/14	811
360	Telecom Italia Capital SA, Guaranteed Unsecured Notes, 4.95%, due 9/30/14	378
295	Verizon Communications, Inc., Senior Unsecured Notes, 6.35%, due 4/1/19	327	ØØ
		1,516
	Total Corporate Debt Securities (Cost $103,146)	106,727

Asset-Backed Securities (0.2%)
396	GSAMP Trust, Ser. 2006-HE5, Class A2B, 0.33%, due 2/25/10 (Cost $325)	359	µ

See Notes to Schedule of Investments

JANUARY 31, 2010

Schedule of Investments Neuberger Berman Strategic Income Fund cont’d
(UNAUDITED)

PRINCIPAL AMOUNT	VALUE †
($000's omitted)	($000's omitted)

Government Securities (3.6%)

Sovereign (3.6%)
330	Bolivarian Republic of Venezuela, Senior Unsecured Notes, 9.00%, due 5/7/23	233
125	Export-Import Bank of Ukraine, Senior Secured Notes, 7.65%, due 9/7/11	114
60	Federative Republic of Brazil, Senior Unsecured Notes, 8.88%, due 10/14/19	76
330	Federative Republic of Brazil, Senior Unsecured Notes, 5.63%, due 1/7/41	301
215	Federative Republic of Brazil, Unsubordinated Notes, 11.00%, due 8/17/40	284
100	KazMunaiGaz Finance Sub BV, Guaranteed Medium-Term Notes, 8.38%, due 7/2/13	109
100	KazMunaiGaz Finance Sub BV, Guaranteed Medium-Term Notes, 9.13%, due 7/2/18	114
95	Lebanese Republic, Notes, 7.50%, due 3/19/12	102
200	Lebanese Republic, Senior Unsubordinated Notes, 8.25%, due 4/12/21	225
285	Majapahit Holding BV, Guaranteed Notes, 7.88%, due 6/29/37	275
370	Pemex Project Funding Master Trust, Guaranteed Notes, 5.75%, due 3/1/18	372
300	Pemex Project Funding Master Trust, Guaranteed Notes, 6.63%, due 6/15/38	278
600	Petroleos de Venezuela SA, Guaranteed Notes, 5.38%, due 4/12/27	300
160	Republic of Argentina, Senior Unsecured Notes, 8.28%, due 12/31/33	109
645	Republic of Argentina, Unsubordinated Notes, Step-Up, 1.33%/5.25%, due 12/31/38	214	w
55	Republic of Bulgaria, Unsubordinated Notes, 8.25%, due 1/15/15	63
110	Republic of Colombia, Senior Unsecured Notes, 8.13%, due 5/21/24	128
125	Republic of Colombia, Senior Unsecured Notes, 8.25%, due 12/22/14	147
235	Republic of Ecuador, Notes, 9.38%, due 12/15/15	226
140	Republic of El Salvador, Unsecured Notes, 7.65%, due 6/15/35	142
45	Republic of Indonesia, Senior Unsecured Bonds, 6.75%, due 3/10/14	49
210	Republic of Indonesia, Senior Unsecured Notes, 7.25%, due 4/20/15	236
177	Republic of Panama, Senior Unsecured Notes, 6.70%, due 1/26/36	183
70	Republic of Panama, Unsecured Notes, 7.25%, due 3/15/15	79
110	Republic of Peru, Senior Unsecured Notes, 6.55%, due 3/14/37	111
35	Republic of Philippines, Unsecured Notes, 9.50%, due 2/2/30	45
150	Republic of Philippines, Unsubordinated Notes, 9.88%, due 1/15/19	194
75	Republic of Poland, Senior Unsecured Notes, 6.38%, due 7/15/19	81
95	Republic of South Africa, Senior Unsecured Notes, 6.50%, due 6/2/14	104
170	Republic of South Africa, Senior Unsecured Notes, 6.88%, due 5/27/19	188
150	Republic of Turkey, Unsecured Notes, 7.00%, due 6/5/20	163
225	Republic of Turkey, Unsecured Notes, 7.38%, due 2/5/25	247
160	Republic of Turkey, Unsecured Notes, 8.00%, due 2/14/34	182
570	RSHB Capital SA, Senior Secured Notes, 6.30%, due 5/15/17	564
25	Russian Federation Bond, Senior Unsecured Notes, 7.50%, due 3/31/30	29
160	Russian Federation Bond, Senior Unsecured Notes, 7.50%, due 3/31/30	180
110	Ukraine Government Bond, Senior Unsubordinated Notes, 6.58%, due 11/21/16	91
155	United Mexican States, Senior Unsecured Medium-Term Notes, Ser. A, 6.75%, due 9/27/34	163

	Total Government Securities (Cost $6,805)	6,701

NUMBER OF SHARES
Short-Term Investments (2.4%)
4,318,377	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $4,318)	4,318

	Total Investments (96.5%) (Cost $171,289)	178,115	##

	Cash, receivables and other assets, less liabilities (3.5%)	6,498	¢¢

	Total Net Assets (100.0%)	$184,613

See Notes to Schedule of Investments

January 31, 2010 (Unaudited)

Notes to Schedule of Investments

†
The value of investments in debt securities by Neuberger Berman Core Bond Fund (“Core Bond”), Neuberger Berman Floating Rate Income Fund (“Floating Rate Income”), Neuberger Berman High Income Bond Fund (“High Income”), Neuberger Berman Municipal Intermediate Bond Fund (“Municipal Intermediate Bond”), Neuberger Berman Short Duration Bond Fund (“Short Duration”), and Neuberger Berman Strategic Income Fund (“Strategic Income”) (each a “Bond Fund” or “Fund”) and financial futures contracts by Core Bond, Short Duration and Strategic Income is determined by Neuberger Berman Management LLC (“Management”) primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include considerations such as: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. If a valuation is not available from an independent pricing service, each Bond Fund seeks to obtain quotations from principal market makers. The value of investments in equity securities by each Bond Fund is determined by Management primarily by obtaining valuations from an independent pricing service based on the latest sale price where that price is readily available. Securities traded primarily on the NASDAQ Stock Market are normally valued by the Bond Funds at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no reported sale of a security on a particular day, the independent pricing service may value the security based on reported market quotations. In addition, for both debt and equity securities Management has developed a process to periodically review information provided by independent pricing services. For both debt and equity securities, if such quotations are not readily available, securities are valued using methods the Board of Trustees of Neuberger Berman Income Funds (the "Board") has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are currently translated from the local currency into U.S. dollars using the exchange rate as of 4:00 p.m., Eastern time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. ("Interactive") to assist in determining the fair value of the Bond Funds' foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Bond Fund could expect to receive for those securities. In this event, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors. In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Bond Funds could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades. Short-term debt securities with less than 60 days until maturity may be valued at cost, which, when combined with interest earned, is expected to approximate market value.

††
Investment securities of Neuberger Berman Municipal Money Fund (“Municipal Money”) and Neuberger Berman New York Municipal Money Fund (“New York Municipal Money”) (each a “Fund”) are valued at amortized cost, which approximates U.S. federal income tax cost.

In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurements and Disclosures” (“ASC 820”), formerly known as Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” investments held by a fund are carried at “fair value” as defined by ASC 820. Fair value is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market are considered in determining the value of

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

the Funds’ investments, some of which are discussed above. Significant management judgment may be necessary to estimate fair value in accordance with ASC 820.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Funds’ investments as of January 31, 2010:

Asset Valuation Inputs (000’s omitted)	Level 1	Level 2	Level 3§	Total
Core Bond
Investments: U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government	$-	$21,084	$-	$21,084
Mortgage-Backed Securities
Adjustable Rate Mortgages	-	6,456	0	6,456
Fannie Mae	-	40,549	-	40,549
Freddie Mac	-	5,367	-	5,367
Total Mortgage-Backed Securities	-	52,372	0	52,372
Corporate Debt Securities
Bank	-	9,417	-	9,417
Finance	-	7,161	-	7,161
Industrial	-	15,618	1,206	16,824
REITs	-	1,056	-	1,056
Telecommunications	-	1,582	-	1,582
Utility – Electric	-	518	-	518
Total Corporate Debt Securities	-	35,352	1,206	36,558
Asset-Backed Securities	-	12,503	20	12,523
Short-Term Investments	-	29,115	-	29,115
Total Investments	-	150,426	1,226	151,652
Floating Rate Income
Investments:
Bank Loan Obligations
Aerospace & Defense	-	1,005	-	1,005
AirTransport	-	461	-	461
All Telecom	-	454	-	454
Automotive	-	2,052	-	2,052
Building & Development	-	444	-	444
Business Equipment & Services	-	1,612	-	1,612
Cable & Satellite Television	-	970	-	970
Chemicals & Plastics	-	2,163	-	2,163
Conglomerates	-	504	-	504
Containers & Glass Products	-	502	-	502
Drugs	-	501	-	501
Electronics/Electrical	-	449	-	449

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Financial Intermediaries	-	2,040	-	2,040
Food Products	-	503	-	503
Food Service	-	728	-	728
Food/Drug Retailers	-	472	-	472
Health Care	-	2,451	-	2,451
Industrial Equipment	-	497	-	497
Lodging & Casinos	-	1,242	-	1,242
Oil & Gas	-	1,477	-	1,477
Publishing	-	1,300	-	1,300
Radio & Television	-	1,732	-	1,732
Retailers (except food & drug)	-	504	-	504
Utilities	-	816	-	816
Total Bank Loan Obligations	-	24,879	-	24,879
Corporate Debt Securities
Banking	-	344	-	344
Energy	-	442	-	442
Healthcare	-	264	-	264
Media	-	359	-	359
Services	-	202	379	581
Telecommunications	-	1,378	-	1,378
Utility	-	1,190	-	1,190
Total Corporate Debt Securities	-	4,179	379	4,558
Short-Term Investments	-	6,107	-	6,107
Total Investments	-	35,165	379	35,544
High Income
Investments:
Bank Loan Obligations
Airlines	-	6,570	-	6,570
Electric – Generation	-	9,023	-	9,023
Media – Cable	-	743	-	743
Software/Services	-	2,558	-	2,558
Total Bank Loan Obligations	-	18,894	-	18,894
Corporate Debt Securities
Airlines	-	11,003	7,228	18,231
Auto Loans	-	17,133	-	17,133
Automakers	-	13,528	-	13,528
Banking	-	55,187	-	55,187
Building & Construction	-	4,447	-	4,447
Building Materials	-	17,407	-	17,407
Chemicals	-	12,301	-	12,301
Consumer/Commercial/Lease Financing	-	21,393	-	21,393
Department Stores	-	5,393	-	5,393
Diversified Capital Goods	-	1,359	-	1,359
Electric – Generation	-	41,621	-	41,621
Electric – Integrated	-	1,198	-	1,198
Electronics	-	6,035	-	6,035
Energy – Exploration & Production	-	11,182	-	11,182
Food & Drug Retailers	-	7,491	-	7,491
Forestry/Paper	-	6,618	-	6,618
Gaming	-	35,064	-	35,064
Gas Distribution	-	41,776	-	41,776
Health Facilities	-	18,224	-	18,224
Health Services	-	5,860	-	5,860
Hotels	-	2,312	-	2,312
Machinery	-	1,036	-	1,036
Media – Broadcast	-	26,667	-	26,667
Media – Cable	-	14,026	-	14,026
Media – Services	-	13,661	-	13,661
Metals/Mining Excluding Steel	-	7,138	-	7,138
Multi – Line Insurance	-	2,966	-	2,966
Packaging	-	1,945	-	1,945
Printing & Publishing	-	9,511	-	9,511

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Real Estate Dev. & Mgt.	-	6,541	-	6,541
REITs	-	5,769	-	5,769
Restaurants	-	981	-	981
Software/Services	-	25,111	-	25,111
Specialty Retail	-	4,064	-	4,064
Steel Producers/Products	-	8,138	-	8,138
Support – Services	-	20,695	-	20,695
Telecom – Integrated/Services	-	45,454	-	45,454
Telecom – Wireless	-	33,347	-	33,347
Total Corporate Debt Securities	-	563,582	7,228	570,810
Short-Term Investments	-	26,302	-	26,302
Total Investments	-	608,778	7,228	616,006
Municipal Intermediate Bond Investments:
Municipal Debt Securities^	-	108,860	-	108,860
Total Investments	-	108,860	-	108,860
Municipal Money Investments: Municipal Notes^	-	270,550	-	270,550
Total Investments	-	270,550	-	270,550
New York Municipal Money Investments:
Municipal Notes^	-	277,992	-	277,992
Total Investments	-	277,992	-	277,992
Short Duration
Investments: U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government	-	16,975	-	16,975
U.S. Government Agency Securities	-	2,618	-	2,618
Mortgage-Backed Securities^	-	22,674	0	22,674
Corporate Debt Securities^	-	11,904	-	11,904
Asset-Backed Securities	-	5,694	-	5,694
Short-Term Investments	-	2,850	-	2,850
Total Investments	-	62,715	-	62,715
Strategic Income Investments:
Bank Loan Obligations
Airlines	-	647	-	647
Electric-Generation	-	1,673	-	1,673
Media-Cable	-	135	-	135
Software/Services	-	1,063	-	1,063
Total Bank Loan Obligations	-	3,518	-	3,518
U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government	-	14,523	-	14,523
Mortgage-Backed Securities
Adjustable Rate Mortgages	-	7,635	-	7,635
Commercial Mortgage-Backed	-	17,778	-	17,778
Fannie Mae	-	12,768	-	12,768
Freddie Mac	-	3,779	-	3,779
Government National Mortgage Association	-	9	-	9
Total Mortgage-Backed Securities	-	41,969	-	41,969
Corporate Debt Securities
Airlines	-	904	2,068	2,972
Auto Loans	-	2,384	-	2,384
Automakers	-	1,131	-	1,131
Banking	-	18,370	-	18,370
Beverage	-	302	-	302
Building & Construction	-	289	-	289
Building Materials	-	1,111	-	1,111
Chemicals	-	2,467	-	2,467
Consumer/Commercial/Lease Financing	-	3,245	-	3,245
Department Stores	-	920	-	920

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Diversified Capital Goods	-	553	-	553
Electric	-	437	-	437
Electric - Generation	-	3,169	-	3,169
Electric - Integrated		1,191	-	1,191
Electronics	-	106	-	106
Energy	-	339	-	339
Energy - Exploration & Production	-	2,567	-	2,567
Entertainment	-	697	-	697
Food & Beverage	-	1,953	-	1,953
Food & Drug Retailers	-	1,134	-	1,134
Food - Wholesale	-	718	-	718
Forestry/Paper	-	1,043	-	1,043
Gaming	-	3,161	-	3,161
Gas Distribution	-	7,338	-	7,338
Health Care	-	724	-	724
Health Facilities	-	2,647	-	2,647
Health Services	-	1,013	-	1,013
Hotels	-	514	-	514
Independent	-	372	-	372
Integrated Energy	-	321	-	321
Life	-	464	-	464
Machinery	-	598	-	598
Media - Broadcast	-	1,387	-	1,387
Media - Cable	-	5,029	-	5,029
Media - Services	-	1,213	-	1,213
Media Noncable	-	288	-	288
Metals/Mining Excluding Steel	-	2,429	-	2,429
Multi – Line Insurance	-	559	-	559
Oil Refining & Marketing	-	348	-	348
Packaging	-	665	-	665
Pharmaceuticals	-	402	-	402
Pipelines	-	1,087	-	1,087
Printing & Publishing	-	575	-	575
Real Estate Dev. & Mgt.	-	774	-	774
Refining	-	1,045	-	1,045
REITs	-	2,131	-	2,131
Restaurants	-	90	-	90
Retailers	-	463	-	463
Software/Services	-	2,335	-	2,335
Specialty Retail	-	570	-	570
Steel Producers/Products	-	2,677	-	2,677
Supermarkets	-	401	-	401
Support - Services	-	1,600	-	1,600
Technology	-	1,421	-	1,421
Telecom - Integrated/Services	-	5,841	-	5,841
Telecom - Wireless	-	3,520	-	3,520
Tobacco	-	2,970	-	2,970
Transportation Excluding Air/Rail	-	1,141	-	1,141
Wirelines	-	1,516	-	1,516
Total Corporate Debt Securities	-	104,659	2,068	106,727
Asset-Backed Securities	-	359	-	359
Government Securities
Sovereign	-	6,701	-	6,701
Short-Term Investments	-	4,318	-	4,318
Total Investments	-	176,047	2,068	178,115

^ The Schedule of Investments provides information on the industry or state categorization for the portfolio.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

§ The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:
(000’s omitted) Investments in Securities:	Beginning balance, as of 11/1/09	Accrued discounts/ (premiums)	Realized gain/loss and change in unrealized appreciation/ (depreciation)	Net purchases/ (sales)	Net transfers in and/or out of Level 3	Balance, as of 1/31/10	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/10
Core Bond
Mortgage-Backed Securities
Adjustable Rate Mortgages	$0	$-	$-	$-	$-	$0	$-
Corporate Debt Securities
Industrial	1,255	-	27	(76)	-	1,206	27
Asset-Backed Securities	23	-	(3)	-	-	20	(3)
Total	1,278	-	24	(76)	-	1,226	24
Floating Rate Income
Corporate Debt Securities
Services	-	-	(1)	380	-	379	(2)
Total	-	-	(1)	380	-	379	(2)
High Income
Corporate Debt Securities
Airlines	6,931		191	(1,120)	1,226	7,228	32
Electric-Generation	1,010	-	-	(1,010)	-	-	-
Total	7,941	-	191	(2,130)	1,226	7,228	32
Short Duration
Asset-Backed Securities	0	-	-	-	-	0	-
Strategic Income
Corporate Debt Securities
Airlines	1,559	1	57	233	218	2,068	51
Food & Beverage	442	-	(1)	-	(441)	-	(1)
Total	2,001	1	56	233	(223)	2,068	50

Asset Valuation Inputs

The following is a summary, by category of Level, of inputs used to value the Fund’s derivatives as of January 31, 2010:

(000’s omitted)	Level 1	Level 2	Level 3	Total
Core Bond
Financial Futures Contracts	$2	—	—	$2
Short Duration
Financial Futures Contracts	$47	—	—	$47

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Liability Valuation Inputs

The following is a summary, by category of Level, of inputs used to value the Fund’s derivatives as of January 31, 2010:
(000’s omitted)	Level 1	Level 2	Level 3	Total
Strategic Income
Financial Futures Contracts	$(55)	—	—	$(55)

##	At January 31, 2010, selected fund information on a U.S. federal income tax basis was as follows:

(000’s omitted)	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Bond	$152,355	$3,851	$4,554	$(703)
Floating Rate Income	35,656	136	248	(112)
High Income	567,130	50,782	1,906	48,876
Municipal Intermediate Bond	107,388	1,813	341	1,472
Short Duration	68,521	390	6,196	(5,806)
Strategic Income	171,319	7,377	581	6,796

@@
Municipal securities held by Municipal Money and New York Municipal Money are within the two highest rating categories assigned by a nationally recognized statistical rating organization (“NRSRO”) such as Moody’s Investors Service, Inc. or Standard & Poor’s or, where not rated, are determined by the Fund’s investment manager to be of comparable quality. Municipal securities held by Municipal Intermediate Bond are within the four highest rating categories assigned by a NRSRO or, where not rated, are determined by the Fund’s investment manager to be of comparable quality. Approximately 53%, 94%, and 92% of the municipal securities held by Municipal Intermediate Bond, Municipal Money, and New York Municipal Money, respectively, have credit enhancement features backing them, which the Funds may rely on, such as letters of credit, insurance, or guarantees. Without these credit enhancement features the securities may or may not meet the quality standards of the Fund. Pre-refunded bonds are supported by securities in escrow issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. The amount escrowed is sufficient to pay the periodic interest due and the principal of these bonds. Putable bonds give the Funds the right to sell back the issue on the date specified.

‡	Managed by an affiliate of Management and could be deemed an affiliate of the Fund.
ñ
Restricted security subject to restrictions on resale under federal securities laws.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A under the Securities Act of 1933, as amended, and have been deemed by the investment manager to be liquid.  At January 31, 2010, these securities amounted to approximately $7,121,000 or 5.4% of net assets for Core Bond, approximately $1,886,000 or 6.3% of net assets for Floating Rate Income, approximately $140,714,000 or 22.6% of net assets for High Income, approximately $3,400,000 or 3.2% of net assets for Municipal Intermediate Bond, approximately $47,404,000 or 17.4% of net assets for Municipal Money, approximately $30,140,000 or 10.7%  of net assets for New York Municipal Money, approximately $2,878,000 or 4.6% of net assets for  Short Duration, and approximately $23,388,000 or 12.7% of net assets for Strategic Income.

ß	Security is guaranteed by the corporate or non-profit obligor.
Ø	All or a portion of this security was purchased on a when-issued basis. At January 31, 2010, these securities

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

amounted to $29,126,000 for Core Bond, $4,338,000 for Municipal Intermediate Fund and $2,632,000 for Strategic Income, respectively.

¢
All or a portion of this security was purchased on a delayed delivery basis.  As of January 31, 2010, the value of Floating Rate Income’s unfunded loan commitments were approximately $5,180,000 pursuant to the following loan agreements:

Borrower	Principal Amount	Value
American General Finance Corp., Term Loan B, 0.85%, due 7/14/10	$500,000	$467,000
Clear Channel Communications, Inc., Term Loan B, 3.88%, due 1/29/16	500,000	391,000
First Data Corp., Term Loan B1, 2.98%, due 9/24/14	250,000	216,000
Harrah's Operating Co., Inc., Term Loan B2, 3.28%, due 1/28/15	250,000	206,000
Hexion Specialty Chemicals, Inc., Term Loan C2, 2.56%, due 5/5/13	329,000	311,000
Hexion Specialty Chemicals, Inc., Term Loan C1, 2.56%, due 5/5/13	71,000	68,000
JohnsonDiversey, Inc., Term Loan B, 6.00%, due 11/23/15	500,000	504,000
Lyondell Chemical Co., Term Loan, 3.50%, due 12/20/14	41,000	29,000
Lyondell Chemical Co., Term Loan A, 3.50%, due 12/20/14	24,000	18,000
Lyondell Chemical Co., Term Loan B1, 3.75%, due 12/20/14	31,000	22,000
Lyondell Chemical Co., Term Loan B, 3.75%, due 12/20/14	135,000	97,000
Lyondell Chemical Co., Term Loan, 3.50%, due 12/20/14	11,000	8,000
Lyondell Chemical Co., Term Loan A, 3.50%, due 12/20/14	77,000	56,000
Lyondell Chemical Co., Term Loan B2, 3.75%, due 12/20/14	135,000	97,000
Lyondell Chemical Co., Term Loan B2, 3.75%, due 12/20/14	31,000	23,000
Lyondell Chemical Co., Term Loan B3, 3.75%, due 12/20/14	135,000	97,000
Lyondell Chemical Co., Term Loan B3, 3.75%, due 12/20/14	31,000	22,000
OSI Restaurant Partners, Inc., Term Loan B, 2.50%, due 6/14/14	461,000	415,000
OSI Restaurant Partners, Inc., Term Loan B, 2.50%, due 6/14/13	39,000	34,000
Pilot Travel Centers LLC, Term Loan B, 5.25%, due 12/15/15	500,000	504,000
Realogy Corp., Term Loan B, 3.25%, due 10/10/13	106,000	94,000
Realogy Corp., Term Loan B, 4.22%, due 10/10/13	394,000	350,000
R.H. Donnelley Corp., Term Loan D, 9.25%, due 6/30/11	150,000	148,000
Targa Resources, Inc., Term Loan B, 6.00%, due 6/4/17	500,000	501,000
TASC, Inc., Term Loan B, 5.75%, due 12/18/14	500,000	503,000

¢¢	At January 31, 2010, open positions in financial futures contracts were as follows:

Fund	Expiration	Open Contracts	Position	Unrealized Appreciation/ (Depreciation)
Core Bond	March 2010	20 U.S. Treasury Notes, 10 Year	Short	$2,344
Short Duration	March 2010	52 U.S. Treasury Notes, 2 Year	Long	46,516
Strategic Income	March 2010	47 U.S. Treasury Notes, 10 Year	Short	(36,258)
Strategic Income	March 2010	10 U.S. Treasury Notes, 30 Year	Short	(18,438)

At January 31, 2010, the Funds had deposited the following in segregated accounts to cover margin requirements on open futures contracts:

Core Bond	$200,000
Short Duration	$193,871 in Fannie Mae Whole Loan, 10.61%, due 2/1/10
Strategic Income	$200,000

ØØ	All or a portion of this security is segregated in connection with obligations for when-issued purchase commitments and/or financial futures contracts and/or delayed delivery purchase commitments.
µ	Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of January 31, 2010.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

w	Step Bond: Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
**	Denotes a step-up bond: a zero coupon bond that converts to a fixed rate of interest at a designated future date.
È	All or a portion of this security is on loan.
^^	Value of the security was determined using methods the Board has approved on the belief they reflect fair value.

@
This debt is guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. At January 31, 2010, these securities amounted to approximately $2,618,000 or 4.2% of net assets.

a	Security is subject to a guarantee provided by Bank of America, backing 100% of the total principal.
b	Security is subject to a guarantee provided by Bank of New York, backing 100% of the total principal.
c	Security is subject to a guarantee provided by Citibank, N.A., backing 100% of the total principal.
d	Security is subject to a guarantee provided by Deutsche Bank, backing 100% of the total principal.
e	Security is subject to a guarantee provided by JP Morgan Chase, backing 100% of the total principal.
f	Security is subject to a guarantee provided by Morgan Stanley, backing 100% of the total principal.
g	Security is subject to a guarantee provided by Societe Generale, backing 100% of the total principal.
h	Security is subject to a guarantee provided by Banco Santander, backing 100% of the total principal.
i	Security is subject to a guarantee provided by Wells Fargo & Co., backing 100% of the total principal.
j	Security is subject to a guarantee provided by Wachovia Bank & Trust Co., backing 100% of the total principal.
k	Security is subject to a guarantee provided by Federal Home Loan Bank, backing 100% of the total principal.
l	Security is subject to a guarantee provided by SunTrust Bank, backing 100% of the total principal.
m	Security is subject to a guarantee provided by Freddie Mac, backing 100% of the total principal.
n	Security is subject to a guarantee provided by Northern Trust Co., backing 100% of the total principal.
o	Security is subject to a guarantee provided by PNC Bank N.A., backing 100% of the total principal.
p	Security is subject to a guarantee provided by TD Bank N.A., backing 100% of the total principal.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Item 2. Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Income Funds

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer

Date: March 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer

Date: March 30, 2010

By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date: March 30, 2010